Grandeur Peak Emerging Markets Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.85%)
Argentina (1.70%)
Globant SA(a)	26,417	$6,741,090
MercadoLibre, Inc.(a)	2,841	3,216,183
		9,957,273

Bangladesh (0.77%)
Square Pharmaceuticals, Ltd.	1,759,296	4,508,548

Brazil (7.60%)
Blau Farmaceutica SA(a)	476,200	3,318,092
CI&T, Inc., Class A(a)	254,514	3,222,147
Fleury SA	1,112,300	4,248,026
Hypera SA	680,200	3,983,771
Instituto Hermes Pardini SA	1,092,400	4,713,072
Locaweb Servicos de Internet SA(a)(b)(c)	1,267,900	2,330,409
Magazine Luiza SA	996,200	1,313,233
Pagseguro Digital, Ltd., Class A(a)	213,296	4,824,755
Patria Investments, Ltd., Class A	334,840	5,692,280
Pet Center Comercio e Participacoes SA	1,127,103	3,788,778
Raia Drogasil SA	825,800	3,617,278
TOTVS SA	607,700	3,349,726
		44,401,567

China (16.98%)
Alibaba Group Holding, Ltd.(a)	101,800	1,595,569
ANTA Sports Products, Ltd.	232,000	3,483,543
Baozun, Inc., Class A(a)	225,300	932,959
Chaoju Eye Care Holdings, Ltd.(a)	3,097,400	1,791,800
Chervon Holdings, Ltd.(a)	52,000	372,808
CSPC Pharmaceutical Group, Ltd.	4,336,720	5,270,805
Fu Shou Yuan International Group, Ltd.	4,803,000	3,769,447
Guangzhou KDT Machinery Co., Ltd., Class A	728,171	3,036,488
Hangzhou Robam Appliances Co., Ltd., Class A	1,123,400	6,142,485
Hangzhou Tigermed Consulting Co., Ltd., Class A	125,050	2,058,851
JD.com, Inc., Class A(a)	109,200	4,138,834
Li Ning Co., Ltd.	576,200	5,622,561
Man Wah Holdings, Ltd.	2,846,800	4,401,111
ManpowerGroup Greater China, Ltd.(c)	2,266,500	2,585,916
O2Micro International, Ltd., ADR(a)	653,098	2,690,764
Silergy Corp.	139,822	18,898,963
Suofeiya Home Collection Co., Ltd., Class A	2,584,559	8,895,878

	Shares	Value (Note 2)
China (continued)
TK Group Holdings, Ltd.	10,499,117	$3,493,107
Trip.com Group, Ltd.(a)	188,700	5,021,352
WuXi AppTec Co., Ltd., Class H(b)(c)	340,600	4,885,318
Wuxi Biologics Cayman, Inc.(a)(b)(c)	462,000	4,630,518
Yum China Holdings, Inc.	115,900	5,456,521
		99,175,598

Colombia (1.15%)
Parex Resources, Inc.	315,631	6,714,127

Egypt (0.47%)
African Export-Import Bank, GDR	292,256	786,169

Integrated Diagnostics Holdings PLC(b)(c)	1,484,400	1,937,142
		2,723,311

Georgia (1.18%)
Bank of Georgia Group PLC	138,996	2,750,740
TBC Bank Group PLC	217,385	4,139,643
		6,890,383

Greece (1.48%)
JUMBO SA	243,983	3,629,051
Sarantis SA	506,408	5,023,833
		8,652,884

Hong Kong (1.94%)
Plover Bay Technologies, Ltd.(c)	8,956,000	4,260,106
Techtronic Industries Co., Ltd.	429,100	7,080,194
		11,340,300

India (20.05%)
Avenue Supermarts, Ltd.(a)(b)(c)	42,817	2,374,121
Cartrade Tech, Ltd.(a)	102,429	1,004,083
Castrol India, Ltd.	2,727,212	4,571,173
Cera Sanitaryware, Ltd.	78,017	5,116,532
City Union Bank, Ltd.	1,756,435	3,402,526
Computer Age Management Services, Ltd.	203,629	7,406,740
EPL, Ltd.	1,135,862	2,906,078
FSN E-Commerce Ventures, Ltd.(a)	66,552	1,472,933
Gufic Biosciences, Ltd.	926,488	2,763,218
Gulf Oil Lubricants India, Ltd.	264,757	1,612,336
HCL Technologies, Ltd.	372,289	5,525,059
HDFC Asset Management Co., Ltd.(b)(c)	104,915	3,119,056
HDFC Bank, Ltd.	290,335	5,838,955
Home First Finance Co. India, Ltd.(a)(b)(c)	502,237	5,083,114
IndiaMart InterMesh, Ltd.(b)(c)	70,513	4,748,367
L&T Technology Services, Ltd.(b)(c)	70,137	4,445,885

	Shares	Value (Note 2)
India (continued)
Larsen & Toubro Infotech, Ltd.(b)(c)	53,731	$4,547,465
Marico, Ltd.	345,835	2,243,994
Metropolis Healthcare, Ltd.(b)(c)	336,932	11,394,440
Nippon Life India Asset Management, Ltd.(b)(c)	1,133,286	5,241,334
Polycab India, Ltd.	224,513	7,630,985
Tarsons Products, Ltd.(a)	385,400	3,632,049
WNS Holdings, Ltd., ADR(a)	250,494	21,081,575
		117,162,018

Indonesia (4.91%)
Ace Hardware Indonesia Tbk PT	37,757,000	3,251,415
Arwana Citramulia Tbk PT	45,188,500	2,670,715
Avia Avian Tbk PT(a)	47,252,100	2,858,387
Bank Central Asia Tbk PT	10,552,500	5,612,847
Bank Tabungan Pensiunan Nasional Syariah	17,451,900	4,246,997
Metrodata Electronics Tbk PT	48,083,300	2,258,943
Selamat Sempurna Tbk PT	47,420,300	4,358,907
Ultrajaya Milk Industry & Trading Co. Tbk PT	30,552,300	3,398,949
		28,657,160

Kenya (0.62%)
Safaricom PLC	11,096,600	3,611,518
Malaysia (0.17%)
Scicom MSC Bhd	3,545,500	965,549
Mexico (1.64%)
Grupo Aeroportuario del Centro Norte SAB de CV	541,000	3,637,352
Regional SAB de CV	1,048,200	5,969,679
		9,607,031

Philippines (4.48%)
AllHome Corp.	20,298,765	3,396,175
Concepcion Industrial Corp.	1,861,792	737,777
Philippine Seven Corp.(a)	1,023,000	1,765,279
Puregold Price Club, Inc.	8,060,000	5,866,130
Robinsons Land Corp.	11,011,600	3,963,859
Wilcon Depot, Inc.	17,692,900	10,412,242
		26,141,462

Poland (3.64%)
Allegro.eu SA(a)(b)(c)	191,735	1,777,070
Dino Polska SA(a)(b)(c)	181,551	13,969,740
LiveChat Software SA	207,961	5,537,648
		21,284,458

Russia (1.51%)
Fix Price Group, Ltd., GDR(c)	206,227	1,177,244
HeadHunter Group PLC, ADR	93,700	4,151,847

	Shares	Value (Note 2)
Russia (continued)
Yandex NV, Class A(a)	72,377	$3,478,439
		8,807,530

Singapore (0.45%)
Riverstone Holdings, Ltd.	5,069,200	2,645,387
South Africa (2.13%)
Clicks Group, Ltd.	216,900	4,164,706
Italtile, Ltd.	3,636,472	3,667,229
Transaction Capital, Ltd.	1,636,446	4,634,645
		12,466,580

South Korea (3.85%)
Douzone Bizon Co., Ltd.	100,285	4,445,143
Hyundai Ezwel Co., Ltd.	363,272	3,078,341
LEENO Industrial, Inc.	19,622	3,044,847
LG Household & Health Care, Ltd.	8,818	7,172,985
Suprema, Inc.(a)	97,329	1,845,372
Tokai Carbon Korea Co., Ltd.	26,784	2,909,874
		22,496,562

Taiwan (10.25%)
Bioteque Corp.	1,036,000	4,307,000
Brighten Optix Corp.	268,000	2,596,067
eMemory Technology, Inc.	56,700	3,310,150
FineTek Co., Ltd.	683,970	2,272,642
GEM Services, Inc./Tw	1,147,000	3,613,238
M3 Technology, Inc.	497,000	4,830,228
momo.com, Inc.	98,400	4,020,912
Poya International Co., Ltd.	567,840	8,666,201
Realtek Semiconductor Corp.	191,000	3,705,427
Sinbon Electronics Co., Ltd.	401,000	3,900,139
Sporton International, Inc.	869,148	6,590,074
Voltronic Power Technology Corp.	143,108	7,375,121
Wistron Information Technology & Services Corp.	1,552,400	4,721,011
		59,908,210

Thailand (1.57%)
Humanica PCL	9,664,000	3,946,301
Netbay PCL	2,654,200	1,910,590
TQM Corp. PCL	2,292,100	3,334,994
		9,191,885

United States (4.76%)
Bizlink Holding, Inc.	679,000	7,396,849
Frontage Holdings Corp.(a)(b)(c)	16,324,082	7,883,665
Genpact, Ltd.	251,246	12,499,488
		27,780,002

Vietnam (5.55%)
FPT Corp.	1,917,857	7,622,675
Lix Detergent JSC	437,310	993,203

	Shares	Value (Note 2)
Vietnam (continued)
Orient Commercial Joint Stock Bank(a)	4,016,750	$4,958,069
Vietnam Dairy Products JSC	1,899,622	6,999,237
Vietnam Technological & Commercial Joint Stock Bank(a)	3,440,269	8,108,965
Vincom Retail JSC(a)	2,386,220	3,729,520
		32,411,669
TOTAL COMMON STOCKS
(Cost $436,558,483)		577,501,012

TOTAL INVESTMENTS (98.85%)
(Cost $436,558,483)		$577,501,012

Other Assets In Excess Of Liabilities (1.15%)		6,742,024

NET ASSETS (100.00%)		$584,243,036

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, these securities had a total aggregate market value of $78,367,644, representing 13.41% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2022, the aggregate market value of these securities was $86,390,910, representing 14.79% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2022) (Unaudited)
Technology	28.4%
Consumer	27.7%
Financials	13.9%
Health Care	13.1%
Industrials	12.5%
Energy & Materials	3.2%
Cash, Cash Equivalents, & Other Net Assets	1.2%
Total	100%

Industry Composition (January 31, 2022) (Unaudited)
IT Services	14.0%
Banks	7.7%
Semiconductors & Semiconductor Equipment	6.5%
Food & Staples Retailing	5.4%
Specialty Retail	4.7%
Electrical Equipment	4.3%
Life Sciences Tools & Services	4.0%
Health Care Providers & Services	4.0%
Software	3.8%
Household Durables	3.4%
Internet & Direct Marketing Retail	3.1%
Professional Services	3.0%
Pharmaceuticals	2.9%
Personal Products	2.5%
Capital Markets	2.4%
Machinery	2.3%
Electronic Equipment, Instruments & Components	2.2%
Multiline Retail	1.9%
Hotels, Restaurants & Leisure	1.8%
Food Products	1.8%
Health Care Equipment & Supplies	1.6%
Chemicals	1.6%
Textiles, Apparel & Luxury Goods	1.6%
Building Products	1.5%
Real Estate Management & Development	1.3%
Oil, Gas & Consumable Fuels	1.1%
Other Industries (each less than 1%)	8.4%
Cash and Other Assets, Less Liabilities	1.2%
Total	100.0%

Grandeur Peak Global Contrarian Fund
PORTFOLIO OF INVESTMENTS
January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.55%)
Australia (3.91%)
Fiducian Group, Ltd.	285,631	$1,490,214
Kogan.com, Ltd.	174,500	770,585
QANTM Intellectual Property, Ltd.	2,300,745	2,041,556
		4,302,355

Bangladesh (0.67%)
Square Pharmaceuticals, Ltd.	289,690	742,389

Belgium (0.41%)
X-Fab Silicon Foundries SE(a)(b)(c)	45,756	446,356

Brazil (1.61%)
Patria Investments, Ltd., Class A	103,993	1,767,881

Britain (10.20%)
B&M European Value Retail SA	187,805	1,438,140
boohoo Group PLC(a)	950,000	1,377,981
City of London Investment Group PLC	145,927	1,001,289
De La Rue PLC(a)	652,916	1,035,289
IG Group Holdings PLC	47,400	521,818
K3 Capital Group PLC	132,654	590,797
Manolete Partners PLC	238,050	848,406
On the Beach Group PLC(a)(b)(c)	350,262	1,370,185
Premier Miton Group PLC	567,200	1,289,178
Ultra Electronics Holdings PLC	24,251	951,445
Victorian Plumbing Group PLC(a)	581,400	800,691
		11,225,219

Canada (2.60%)
BioSyent, Inc.(a)	113,187	709,673
Guardian Capital Group, Ltd., Class A	72,892	2,150,375
		2,860,048

China (6.75%)
ManpowerGroup Greater China, Ltd.(c)	1,370,000	1,563,073
O2Micro International, Ltd., ADR(a)	513,327	2,114,907
TK Group Holdings, Ltd.	5,075,283	1,688,571
Xin Point Holdings, Ltd.(c)	6,141,984	2,081,445
		7,447,996
Colombia (1.84%)
Parex Resources, Inc.	95,514	2,031,781

	Shares	Value (Note 2)
France (1.44%)
Neurones	16,588	$633,977
Rothschild & Co.	11,143	483,504
Thermador Groupe	4,347	473,710
		1,591,191

Germany (0.44%)
Norma Group SE	13,204	479,534

Greece (1.16%)
Kri-Kri Milk Industry SA	135,964	1,273,585

Hong Kong (2.85%)
Plover Bay Technologies, Ltd.(c)	6,594,039	3,136,591

India (3.33%)
Gulf Oil Lubricants India, Ltd.	99,713	607,239
Mahanagar Gas, Ltd.(c)	96,737	1,067,044
Time Technoplast, Ltd.	1,746,719	1,994,624
		3,668,907

Indonesia (1.07%)
Map Aktif Adiperkasa PT(a)	4,543,100	751,813
Selamat Sempurna Tbk PT	4,625,200	425,152
		1,176,965

Ireland (0.49%)
Irish Residential Properties REIT PLC	286,406	539,290

Italy (1.44%)
Banca Sistema SpA(b)(c)	344,838	797,247
Piovan SpA(b)(c)	62,754	788,002
		1,585,249

Japan (13.73%)
AIT Corp.	42,000	535,265
Amuse, Inc.	46,000	810,980
Beenos, Inc.	210,000	3,331,546
Copro-Holdings Co., Ltd.	82,800	809,330
Japan Lifeline Co., Ltd.	236,500	2,070,397
Medikit Co., Ltd.	48,600	1,068,309
Naigai Trans Line, Ltd.	42,800	694,248
Seria Co., Ltd.	148,400	3,734,521
Synchro Food Co., Ltd.(a)	189,300	481,854
Trancom Co., Ltd.	10,600	752,665
YAMADA Consulting Group Co., Ltd.	88,100	840,256
		15,129,371

Mexico (0.81%)
Regional SAB de CV	156,900	893,572

Oman (0.52%)
Tethys Oil AB	77,548	567,704

	Shares	Value (Note 2)
Philippines (2.41%)
AllHome Corp.	3,200,000	$535,390
Concepcion Industrial Corp.	1,312,900	520,266
Pryce Corp.	7,013,600	789,757
Robinsons Land Corp.	2,260,400	813,679
		2,659,092

Singapore (2.83%)
Riverstone Holdings, Ltd.	5,969,375	3,115,148

South Africa (0.42%)
Italtile, Ltd.	453,471	457,306

South Korea (0.49%)
HCT Co., Ltd.	43,111	540,959

Taiwan (6.52%)
Bioteque Corp.	442,773	1,840,756
FineTek Co., Ltd.	272,924	906,851
Fuzetec Technology Co., Ltd.	309,363	778,589
GEM Services, Inc./Tw	148,000	466,224
Tofu Restaurant Co., Ltd.	199,989	1,055,882
Wistron Information Technology & Services Corp.	700,600	2,130,598
		7,178,900

United Arab Emirates (0.76%)
Aramex PJSC	746,338	833,729

United States (25.88%)
Bank of NT Butterfield & Son, Ltd.	73,081	2,678,419
Barrett Business Services, Inc.	34,676	2,219,264
Bizlink Holding, Inc.	160,000	1,742,998
Bowman Consulting Group, Ltd.(a)	37,396	736,701
Cardiovascular Systems, Inc.(a)	59,962	1,053,532
Esquire Financial Holdings, Inc.(a)	50,907	1,754,764
Evolution Petroleum Corp.	314,508	1,808,421
First Hawaiian, Inc.	27,850	789,548
Global Industrial Co.	14,821	518,142
Hackett Group, Inc.	219,998	4,210,763
Healthcare Services Group, Inc.	74,922	1,362,831
Kimball International, Inc., Class B	160,750	1,578,565
LGI Homes, Inc.(a)	5,010	623,795
Ollie's Bargain Outlet Holdings, Inc.(a)	24,007	1,150,896
Plumas Bancorp	112,302	4,207,956
Sprouts Farmers Market, Inc.(a)	39,153	1,062,612
TriMas Corp.	29,031	1,009,118
		28,508,325

	Shares	Value (Note 2)
Vietnam (2.97%)
FPT Corp.	167,489	$665,698
Lix Detergent JSC	91,600	208,039
Orient Commercial Joint Stock Bank(a)	1,073,775	1,325,412
Vietnam Technological & Commercial Joint Stock Bank(a)	455,100	1,072,704
		3,271,853
TOTAL COMMON STOCKS
(Cost $106,441,467)		107,431,296

TOTAL INVESTMENTS (97.55%)
(Cost $106,441,467)		$107,431,296

Other Assets In Excess Of Liabilities (2.45%)		2,693,598

NET ASSETS (100.00%)		$110,124,894

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, these securities had a total aggregate market value of $3,401,790, representing 3.09% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2022, the aggregate market value of these securities was $11,249,943, representing 10.22% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2022) (Unaudited)
Financials	22.4%
Industrials	21.9%
Consumer	20.5%
Technology	14.3%
Health Care	9.7%
Energy & Materials	7.8%
Utilities	1.0%
Cash, Cash Equivalents, & Other Net Assets	2.4%
Total	100%

Industry Composition (January 31, 2022) (Unaudited)
Banks	12.3%
Capital Markets	8.9%
Health Care Equipment & Supplies	8.4%
Professional Services	7.7%
IT Services	6.9%
Internet & Direct Marketing Retail	5.7%
Multiline Retail	5.7%
Oil, Gas & Consumable Fuels	4.6%
Commercial Services & Supplies	3.6%
Semiconductors & Semiconductor Equipment	2.8%
Communications Equipment	2.8%
Containers & Packaging	2.6%
Machinery	2.6%
Electrical Equipment	2.4%
Auto Components	2.3%
Hotels, Restaurants & Leisure	2.2%
Specialty Retail	1.6%
Pharmaceuticals	1.3%
Air Freight & Logistics	1.3%
Food Products	1.2%
Gas Utilities	1.0%
Food & Staples Retailing	1.0%
Other Industries (each less than 1%)	8.7%
Cash and Other Assets, Less Liabilities	2.4%
Total	100.0%

Grandeur Peak Global Explorer Fund
PORTFOLIO OF INVESTMENTS
January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (93.82%)
Argentina (0.43%)
Globant SA(a)	147	$37,512

Australia (2.53%)
EQT Holdings, Ltd.	949	17,545

Fiducian Group, Ltd.	2,388	12,459
HUB24, Ltd.	1,168	22,760
Kogan.com, Ltd.	8,064	35,610
Netwealth Group, Ltd.	2,531	27,412
PeopleIN, Ltd.	9,905	28,516
QANTM Intellectual Property, Ltd.	30,082	26,693
Redbubble, Ltd.(a)	13,686	17,425
Whispir, Ltd.(a)	20,054	32,290
		220,710

Belgium (0.36%)
Melexis NV	173	18,140
Warehouses De Pauw CVA	300	12,906
		31,046

Brazil (2.68%)
Blau Farmaceutica SA(a)	3,620	25,224
CI&T, Inc., Class A(a)	1,501	19,003
Fleury SA	9,519	36,354
Grupo Mateus SA(a)	20,660	23,811
Locaweb Servicos de Internet SA(a)(b)(c)	6,600	12,131
Pagseguro Digital, Ltd., Class A(a)	522	11,808
Patria Investments, Ltd., Class A	2,627	44,659
Pet Center Comercio e Participacoes SA	10,532	35,403
Raia Drogasil SA	5,800	25,406
		233,799

Britain (9.95%)
AB Dynamics PLC	484	9,308
Ascential PLC(a)	2,206	10,538
B&M European Value Retail SA	10,291	78,805
boohoo Group PLC(a)	11,578	16,794
Bytes Technology Group PLC	1,453	9,107
CVS Group PLC	2,534	67,205
Dechra Pharmaceuticals PLC	1,301	73,076
Diploma PLC	383	14,375
dotdigital group PLC	5,025	9,995
Elixirr International PLC	2,575	23,254
Endava PLC, ADR(a)	689	83,796
Ergomed PLC(a)	580	8,863
Foresight Group Holdings, Ltd.	7,571	39,507

	Shares	Value (Note 2)
Britain (continued)
Impax Asset Management Group PLC	5,796	$85,743
Intertek Group PLC	379	27,504
JTC PLC(b)(c)	5,136	54,341
K3 Capital Group PLC	8,084	36,003
Keystone Law Group PLC	2,227	25,951
Made.com Group PLC(a)(b)(c)	6,685	9,294
Marlowe PLC(a)	1,924	23,185
Pensionbee Group PLC(a)	7,202	12,698
Softcat PLC	1,471	32,484
St. James's Place PLC	1,302	26,876
Team17 Group PLC(a)	2,050	19,575
Ultra Electronics Holdings PLC	311	12,202
Victorian Plumbing Group PLC(a)	8,166	11,246
Volution Group PLC	6,711	45,472
		867,197
Canada (1.61%)
Converge Technology Solutions Corp.(a)	2,700	21,177
Docebo, Inc.(a)	240	13,564
Gildan Activewear, Inc.	978	38,931
Guardian Capital Group, Ltd., Class A	392	11,564
Metro, Inc./CN	550	29,418
Richelieu Hardware, Ltd.	355	13,958
Ritchie Bros Auctioneers, Inc.	187	11,399
		140,011
China (5.89%)
Chaoju Eye Care Holdings, Ltd.(a)	23,000	13,305
Chervon Holdings, Ltd.(a)	200	1,434
CSPC Pharmaceutical Group, Ltd.	18,000	21,877
Guangzhou KDT Machinery Co., Ltd., Class A	4,500	18,765
Hangzhou Robam Appliances Co., Ltd., Class A	5,131	28,055
JD.com, Inc., Class A(a)	400	15,161
Man Wah Holdings, Ltd.	25,600	39,577
Maxscend Microelectronics Co., Ltd., Class A	200	8,302
O2Micro International, Ltd., ADR(a)	6,711	27,649
Shanghai Kindly Medical Instruments Co., Ltd., Class H(c)	5,900	12,690
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	500	25,515
Silergy Corp.	1,000	135,164
Suofeiya Home Collection Co., Ltd., Class A	5,800	19,963
TK Group Holdings, Ltd.	54,000	17,966
Trip.com Group, Ltd.(a)	1,250	33,263

	Shares	Value (Note 2)
China (continued)
WuXi AppTec Co., Ltd., Class H(b)(c)	3,134	$44,952
Wuxi Biologics Cayman, Inc.(a)(b)(c)	1,783	17,871
Xin Point Holdings, Ltd.(c)	45,816	15,526
Yum China Holdings, Inc.	350	16,478
		513,513

Colombia (0.36%)
Parex Resources, Inc.	1,484	31,568
Denmark (0.11%)
Ringkjoebing Landbobank A/S	73	9,610
Finland (0.95%)
Musti Group Oyj	2,770	82,785
France (3.17%)
Alten SA	242	39,471
Antin Infrastructure Partners SA(a)	759	23,106
BioMerieux	130	15,244
Bureau Veritas SA	750	21,459
Esker SA	189	51,110
Neurones	240	9,173
Sidetrade(a)	60	10,313
Thermador Groupe	282	30,731
Virbac SA	162	65,171
Wavestone	200	10,953
		276,731

Germany (2.93%)
Atoss Software AG	142	28,471
Bike24 Holding AG(a)	700	11,248
Dermapharm Holding SE	703	56,850
Fashionette AG(a)	209	4,391
hGears AG(a)	550	13,312
Mensch und Maschine Software SE	414	25,713
Nagarro SE(a)	231	40,160
Nexus AG	417	29,561
QIAGEN NV(a)	586	29,001
Westwing Group AG(a)	700	16,806
		255,513

Greece (0.51%)
Kri-Kri Milk Industry SA	2,300	21,545
Sarantis SA	2,300	22,817
		44,362

Hong Kong (0.60%)
Plover Bay Technologies, Ltd.(c)	40,761	19,389
Techtronic Industries Co., Ltd.	2,000	33,000
		52,389

	Shares	Value (Note 2)
India (4.95%)
Amrutanjan Health Care, Ltd.	1,300	$14,476
Cartrade Tech, Ltd.(a)	1,500	14,704
Cera Sanitaryware, Ltd.	630	41,317
Computer Age Management Services, Ltd.	900	32,736
EPL, Ltd.	6,200	15,863
Gufic Biosciences, Ltd.	8,300	24,754
Gulf Oil Lubricants India, Ltd.	2,700	16,443
HDFC Asset Management Co., Ltd.(b)(c)	500	14,865
IndiaMart InterMesh, Ltd.(b)(c)	190	12,795
L&T Technology Services, Ltd.(b)(c)	220	13,945
Mahanagar Gas, Ltd.(c)	1,400	15,442
Marico, Ltd.	2,500	16,222
Metropolis Healthcare, Ltd.(b)(c)	1,500	50,727
Nippon Life India Asset Management, Ltd.(b)(c)	7,500	34,687
Polycab India, Ltd.	500	16,994
Tarsons Products, Ltd.(a)	1,800	16,963
WNS Holdings, Ltd., ADR(a)	930	78,269
		431,202

Indonesia (1.37%)
Ace Hardware Indonesia Tbk PT	196,500	16,922
Arwana Citramulia Tbk PT	340,500	20,124
Avia Avian Tbk PT(a)	275,400	16,660
Bank Central Asia Tbk PT	36,500	19,414
Bank Tabungan Pensiunan Nasional Syariah	32,600	7,933
Map Aktif Adiperkasa PT(a)	55,700	9,218
Selamat Sempurna Tbk PT	186,600	17,152
Ultrajaya Milk Industry & Trading Co. Tbk PT	109,000	12,126
		119,549

Ireland (1.11%)
Irish Residential Properties REIT PLC	11,007	20,726
Keywords Studios PLC	772	26,164
Uniphar PLC	11,338	49,910
		96,800

Israel (0.28%)
Wix.com, Ltd.(a)	189	24,829
Italy (0.81%)
FinecoBank Banca Fineco SpA	750	12,609
GVS SpA(b)(c)	1,060	11,869
Interpump Group SpA	374	23,096
Piovan SpA(b)(c)	941	11,816
Sesa SpA	60	10,852
		70,242

Japan (10.68%)
AIT Corp.	800	10,196

	Shares	Value (Note 2)
Japan (continued)
BASE, Inc.(a)	4,600	$18,534
BayCurrent Consulting, Inc.	200	75,904
Beenos, Inc.	3,000	47,593
Central Automotive Products, Ltd.	400	8,731
Charm Care Corp.	3,000	30,031
Coconala, Inc.(a)	1,500	12,276
Confidence, Inc.	400	5,832
Cosmos Pharmaceutical Corp.	100	12,488
Create SD Holdings Co., Ltd.	400	10,796
Creema, Ltd.(a)	3,000	22,451
eGuarantee, Inc.	2,100	34,553
ENECHANGE, Ltd.(a)	2,200	26,443
Freee KK(a)	100	3,953
Future Corp.	1,700	21,811
GMO Payment Gateway, Inc.	100	8,775
GMO Pepabo, Inc.	500	9,541
gremz, Inc.	1,200	20,161
IR Japan Holdings, Ltd.	300	13,360
Japan Lifeline Co., Ltd.	1,100	9,630
M&A Capital Partners Co., Ltd.(a)	1,100	47,370
M3, Inc.	200	7,689
MarkLines Co., Ltd.	1,000	22,000
MatsukiyoCocokara & Co.	300	10,268
Medikit Co., Ltd.	700	15,387
Meinan M&A Co., Ltd.	800	7,175
Meitec Corp.	500	29,292
MonotaRO Co., Ltd.	2,400	39,434
Naigai Trans Line, Ltd.	1,400	22,709
Nihon M&A Center Holdings, Inc.	2,500	39,358
OBIC Business Consultants Co., Ltd.	400	15,085
Open Door, Inc.(a)	2,500	33,505
Seria Co., Ltd.	2,200	55,363
SMS Co., Ltd.	200	5,499
Sun*, Inc.(a)	3,000	41,404
Synchro Food Co., Ltd.(a)	2,800	7,127
System Information Co., Ltd.	1,500	11,898
TeamSpirit, Inc.(a)	1,000	3,863
Trancom Co., Ltd.	100	7,101
Tsuruha Holdings, Inc.	200	16,109
User Local, Inc.	1,400	17,731
Vega Corp. Co., Ltd.	1,900	11,439
Visional, Inc.(a)	300	22,036
WealthNavi, Inc.(a)	1,200	17,197
YAKUODO Holdings Co., Ltd.	1,100	22,306
		931,404

Luxembourg (0.11%)
Sword Group	203	9,354

Mexico (0.25%)
Regional SAB de CV	3,850	21,926

Netherlands (0.75%)
Aalberts NV	387	23,657

	Shares	Value (Note 2)
Netherlands (continued)
Shop Apotheke Europe NV(a)(b)(c)	320	$41,604
		65,261

Norway (1.36%)
Bouvet ASA	2,431	18,725
CSAM Health Group AS(a)	2,300	20,041
Nordhealth AS, Class A(a)	5,100	17,776
Self Storage Group ASA(a)	8,100	30,965
SmartCraft ASA(a)	13,607	31,248
		118,755

Philippines (1.23%)
AllHome Corp.	196,808	32,928
Puregold Price Club, Inc.	35,797	26,053
Robinsons Land Corp.	32,000	11,519
Wilcon Depot, Inc.	63,033	37,095
		107,595

Poland (1.04%)
Answear.com SA, Class A(a)	1,850	13,714
Dino Polska SA(a)(b)(c)	800	61,557
LiveChat Software SA	565	15,045
		90,316

Singapore (0.25%)
Riverstone Holdings, Ltd.	42,445	22,150
South Africa (0.96%)
Clicks Group, Ltd.	1,413	27,131
Italtile, Ltd.	27,854	28,090
Transaction Capital, Ltd.	9,996	28,310
		83,531

South Korea (0.93%)
Douzone Bizon Co., Ltd.	170	7,535
Hyundai Ezwel Co., Ltd.	1,082	9,169
LEENO Industrial, Inc.	120	18,621
LG Household & Health Care, Ltd.	10	8,134
MegaStudyEdu Co., Ltd.	147	10,148
Suprema, Inc.(a)	499	9,461
Tokai Carbon Korea Co., Ltd.	162	17,600
		80,668

Sweden (2.84%)
Beijer Alma AB	576	14,637
Boozt AB(a)(b)(c)	1,231	23,137
Byggfakta Group Nordic Holdco AB(a)	2,800	15,224
Cint Group AB(a)	1,101	14,642
EQT AB	320	12,540
Hexpol AB	700	8,352
KNOW IT AB	1,339	48,908
Lyko Group AB, Class A(a)(c)	400	12,483
Nordnet AB publ	500	7,792
Sagax AB, Class A	791	23,800

	Shares	Value (Note 2)
Sweden (continued)
SwedenCare AB	2,960	$33,763
Teqnion AB(a)	1,820	26,656
Vitec Software Group AB, Class B	120	5,399
		247,333

Taiwan (3.57%)
Bioteque Corp.	6,227	25,888
Brighten Optix Corp.	3,000	29,060
FineTek Co., Ltd.	6,000	19,936
Fuzetec Technology Co., Ltd.	11,000	27,684
GEM Services, Inc./Tw	9,000	28,352
M3 Technology, Inc.	1,000	9,719
Pacific Hospital Supply Co., Ltd.	4,000	10,898
Poya International Co., Ltd.	1,000	15,262
Sinbon Electronics Co., Ltd.	1,000	9,726
Sporton International, Inc.	7,000	53,076
Tofu Restaurant Co., Ltd.	4,011	21,177
Voltronic Power Technology Corp.	1,000	51,535
Wistron Information Technology & Services Corp.	3,000	9,123
		311,436

Thailand (0.53%)
Humanica PCL	60,700	24,787
Netbay PCL	15,500	11,157
TQM Corp. PCL	7,000	10,185
		46,129

United States (27.69%)
Alexandria Real Estate Equities, Inc.	104	20,263
Align Technology, Inc.(a)	25	12,374
Alpha Teknova, Inc.(a)	1,052	16,601
Apollo Global Management, Inc.	811	56,770
Bank of Hawaii Corp.	290	24,960
Bank of NT Butterfield & Son, Ltd.	1,321	48,415
Barrett Business Services, Inc.	200	12,800
Blackline, Inc.(a)	485	44,557
Blackstone, Inc.	190	25,074
Cardiovascular Systems, Inc.(a)	696	12,229
CareDx, Inc.(a)	346	14,463
Castle Biosciences, Inc.(a)	736	31,832
Chewy, Inc., Class A(a)	398	18,949
Coastal Financial Corp.(a)	159	7,699
Digital Realty Trust, Inc.	110	16,415
Elastic NV(a)	387	36,088
EPAM Systems, Inc.(a)	188	89,514
Equinix, Inc.	29	21,022
Esquire Financial Holdings, Inc.(a)	395	13,616
Etsy, Inc.(a)	264	41,469
Exact Sciences Corp.(a)	331	25,275

	Shares	Value (Note 2)
United States (continued)
ExlService Holdings, Inc.(a)	168	$20,247
Fastenal Co.	526	29,814
Figs, Inc., Class A(a)	1,972	44,331
First Hawaiian, Inc.	440	12,474
First Republic Bank	502	87,142
Five Below, Inc.(a)	126	20,664
Freshpet, Inc.(a)	135	12,559
Frontage Holdings Corp.(a)(b)(c)	80,000	38,636
FTI Consulting, Inc.(a)	115	16,768
Genpact, Ltd.	843	41,939
Glacier Bancorp, Inc.	696	36,143
Global Industrial Co.	1,817	63,522
Goosehead Insurance, Inc., Class A	464	45,741
Hackett Group, Inc.	1,557	29,801
Heska Corp.(a)	235	32,331
Houlihan Lokey, Inc.	284	30,184
HubSpot, Inc.(a)	73	35,682
I3 Verticals, Inc., Class A(a)	583	13,491
Insperity, Inc.	406	43,657
JFrog, Ltd.(a)	1,145	30,594
Joint Corp.(a)	402	21,724
Kimball International, Inc., Class B	849	8,337
LeMaitre Vascular, Inc.	778	32,917
LGI Homes, Inc.(a)	242	30,131
Littelfuse, Inc.	136	36,716
Lululemon Athletica, Inc.(a)	65	21,694
Marcus & Millichap, Inc.(a)	271	12,686
MarketAxess Holdings, Inc.	50	17,224
MaxCyte, Inc.(a)	3,559	22,991
Medpace Holdings, Inc.(a)	201	35,670
Microchip Technology, Inc.	393	30,450
Morningstar, Inc.	74	21,268
MSCI, Inc.	49	26,270
New Relic, Inc.(a)	239	25,129
NV5 Global, Inc.(a)	154	16,107
Ollie's Bargain Outlet Holdings, Inc.(a)	563	26,990
P10, Inc., Class A(a)	3,759	45,409
PagerDuty, Inc.(a)	411	13,571
Paycom Software, Inc.(a)	147	49,289
Paylocity Holding Corp.(a)	218	44,468
PJT Partners, Inc., Class A	896	62,111
Plumas Bancorp	359	13,452
Pool Corp.	52	24,765
Power Integrations, Inc.	475	38,337
Qualys, Inc.(a)	446	57,150
Rapid7, Inc.(a)	452	43,541
Revolve Group, Inc.(a)	582	28,704
Rexford Industrial Realty, Inc.	408	29,853
Shoals Technologies Group, Inc., Class A(a)	1,484	25,020
Silicon Laboratories, Inc.(a)	154	25,439
Squarespace, Inc., Class A(a)	1,193	39,536
SVB Financial Group(a)	84	49,048
Teladoc Health, Inc.(a)	215	16,493
Terreno Realty Corp.	288	21,534
Traeger, Inc.(a)	2,597	26,463

	Shares	Value (Note 2)
United States (continued)
TriMas Corp.	494	$17,171
Ulta Beauty, Inc.(a)	36	13,095
WW Grainger, Inc.	34	16,834
YETI Holdings, Inc.(a)	436	28,593
Zendesk, Inc.(a)	219	21,574
		2,413,859

Vietnam (1.03%)
Lix Detergent JSC	11,700	26,573
Orient Commercial Joint Stock Bank(a)	30,900	38,141
Vietnam Dairy Products JSC	6,800	25,055
		89,769

TOTAL COMMON STOCKS
(Cost $9,006,648)		8,178,854

TOTAL INVESTMENTS (93.82%)
(Cost $9,006,648)		$8,178,854

Other Assets In Excess Of Liabilities (6.18%)		539,140

NET ASSETS (100.00%)		$8,717,994

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, these securities had a total aggregate market value of $454,227, representing 5.21% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2022, the aggregate market value of these securities was $529,757, representing 6.08% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2022) (Unaudited)
Technology	25.5%
Consumer	19.6%
Financials	17.3%
Industrials	15.0%
Health Care	14.9%
Energy & Materials	1.3%
Utilities	0.2%
Cash, Cash Equivalents, & Other Net Assets	6.2%
Total	100%

Industry Composition
IT Services	10.8%
Software	8.7%
Capital Markets	8.4%
Professional Services	6.0%
Banks	4.8%
Internet & Direct Marketing Retail	3.9%
Semiconductors & Semiconductor Equipment	3.8%
Health Care Equipment & Supplies	3.6%
Health Care Providers & Services	3.6%
Food & Staples Retailing	3.5%
Pharmaceuticals	3.3%
Specialty Retail	3.3%
Trading Companies & Distributors	2.9%
Life Sciences Tools & Services	2.6%
Multiline Retail	2.0%
Machinery	1.7%
Household Durables	1.6%
Equity Real Estate Investment Trusts (REITs)	1.5%
Hotels, Restaurants & Leisure	1.3%
Electrical Equipment	1.3%
Building Products	1.2%
Electronic Equipment, Instruments & Components	1.2%
Commercial Services & Supplies	1.1%
Diversified Financial Services	1.1%
Health Care Technology	1.0%
Other Industries (each less than 1%)	9.6%
Cash and Other Assets, Less Liabilities	6.2%
Total	100.0%

Grandeur Peak Global Micro Cap Fund

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (98.43%)
Australia (4.32%)
Australian Ethical Investment, Ltd.	44,054	$290,549
Fiducian Group, Ltd.	172,647	900,745
Kogan.com, Ltd.	194,781	860,145
PeopleIN, Ltd.	112,970	325,238
Redbubble, Ltd.(a)	60,900	77,537
Whispir, Ltd.(a)	168,579	271,436
		2,725,650

Belgium (0.54%)
X-Fab Silicon Foundries SE(a)(b)(c)	34,819	339,664

Britain (14.16%)
AB Dynamics PLC	13,514	259,902
Bytes Technology Group PLC	15,079	94,511
City of London Investment Group PLC	48,668	333,939
CVS Group PLC	11,141	295,475
dotdigital group PLC	117,100	232,913
Elixirr International PLC	77,740	702,036
Foresight Group Holdings, Ltd.	78,753	410,950
Impax Asset Management Group PLC	59,855	885,463
JTC PLC(b)(c)	49,351	522,150
K3 Capital Group PLC	241,532	1,075,704
Keystone Law Group PLC	67,090	781,785
Made.com Group PLC(a)(b)(c)	154,700	215,079
On the Beach Group PLC(a)(b)(c)	163,775	640,669
Pensionbee Group PLC(a)	234,001	412,582
Premier Miton Group PLC	280,507	637,559
Tristel PLC	12,810	72,358
Victorian Plumbing Group PLC(a)	410,900	565,882
Volution Group PLC	69,601	471,594
XPS Pensions Group PLC(c)	173,192	330,755
		8,941,306

Canada (0.90%)
BioSyent, Inc.(a)	48,100	301,583
Guardian Capital Group, Ltd., Class A	9,036	266,569
		568,152

China (1.90%)
O2Micro International, Ltd., ADR(a)	116,579	480,306
TK Group Holdings, Ltd.	2,166,600	720,838
		1,201,144
	Shares	Value (Note 2)
Finland (1.90%)
Musti Group Oyj	40,126	$1,199,220

France (2.63%)
Esker SA	1,872	506,234
Neurones	9,400	359,258
Thermador Groupe	4,482	488,422
Wavestone	5,647	309,245
		1,663,159

Georgia (0.33%)
TBC Bank Group PLC	11,050	210,424
Germany (4.07%)
Bike24 Holding AG(a)	28,553	458,811
Exasol AG(a)	32,465	240,072
Fashionette AG(a)	10,926	229,538
hGears AG(a)	10,231	247,623
Home24 SE(a)	32,918	370,150
Mensch und Maschine Software SE	5,410	336,005
Nexus AG	3,900	276,469
Westwing Group AG(a)	17,139	411,489
		2,570,157
Greece (2.22%)
Kri-Kri Milk Industry SA	83,721	784,221
Sarantis SA	62,522	620,251
		1,404,472
Hong Kong (0.76%)
Plover Bay Technologies, Ltd.(c)	1,013,500	482,092
India (4.75%)
Amrutanjan Health Care, Ltd.	48,853	543,985
Cera Sanitaryware, Ltd.	5,469	358,669
EPL, Ltd.	72,500	185,490
Gufic Biosciences, Ltd.	212,187	632,840
Gulf Oil Lubricants India, Ltd.	63,717	388,028
Metropolis Healthcare, Ltd.(b)(c)	18,316	619,415
Westlife Development, Ltd.(a)	40,599	272,556
		3,000,983
Indonesia (1.49%)
Arwana Citramulia Tbk PT	7,920,100	468,091
Map Aktif Adiperkasa PT(a)	1,369,500	226,631
Selamat Sempurna Tbk PT	2,650,800	243,664
		938,386
Ireland (0.91%)
Irish Residential Properties REIT PLC	93,700	176,433
Uniphar PLC	90,411	397,989
		574,422

	Shares	Value (Note 2)
Israel (0.21%)
Max Stock, Ltd.	41,382	$131,029

Italy (0.50%)
Piovan SpA(b)(c)	25,208	316,537

Japan (15.48%)
AIT Corp.	35,400	451,152
BASE, Inc.(a)	49,200	198,229
Beenos, Inc.	60,400	958,216
Central Automotive Products, Ltd.	10,900	237,919
Charm Care Corp.	58,400	584,604
Confidence, Inc.	14,800	215,773
Creema, Ltd.(a)	38,600	288,875
eGuarantee, Inc.	26,000	427,794
ENECHANGE, Ltd.(a)	20,200	242,794
GMO Pepabo, Inc.	23,400	446,525
gremz, Inc.	21,300	357,852
Japan Lifeline Co., Ltd.	25,500	223,235
M&A Capital Partners Co., Ltd.(a)	18,700	805,288
MarkLines Co., Ltd.	10,400	228,799
Medikit Co., Ltd.	9,800	215,420
Meinan M&A Co., Ltd.	30,200	270,875
Naigai Trans Line, Ltd.	15,700	254,666
Open Door, Inc.(a)	16,700	223,815
Strike Co., Ltd.	11,900	463,316
Sun*, Inc.(a)	41,800	576,899
Synchro Food Co., Ltd.(a)	110,900	282,291
System Information Co., Ltd.	22,100	175,295
Trancom Co., Ltd.	2,700	191,717
User Local, Inc.	9,300	117,786
Vega Corp. Co., Ltd.	63,000	379,308
YAKUODO Holdings Co., Ltd.	35,800	725,948
YMIRLINK, Inc.(a)	24,000	229,675
		9,774,066

Luxembourg (0.52%)
Sword Group	7,123	328,226
New Zealand (0.30%)
CBL Corp., Ltd.(a)(d)	159,993	0
NZX, Ltd.	165,854	192,500
		192,500

Norway (4.47%)
Bouvet ASA	35,333	272,156
Medistim ASA	7,989	273,965
Nordhealth AS, Class A(a)	259,997	906,219
Self Storage Group ASA(a)	268,416	1,026,101
SmartCraft ASA(a)	149,273	342,799
		2,821,240

Oman (0.35%)
Tethys Oil AB	30,300	221,817
	Shares	Value (Note 2)
Philippines (1.89%)
AllHome Corp.	3,701,098	$619,229
Concepcion Industrial Corp.	334,770	132,660
Pryce Corp.	3,937,000	443,320
		1,195,209

Poland (0.81%)
Answear.com SA, Class A(a)	46,403	343,979
LiveChat Software SA	6,400	170,421
		514,400

Singapore (0.82%)
Riverstone Holdings, Ltd.	992,800	518,098

South Korea (0.92%)
Hyundai Ezwel Co., Ltd.	25,910	219,560
MegaStudyEdu Co., Ltd.	2,818	194,528
Suprema, Inc.(a)	8,703	165,010
		579,098

Sweden (7.57%)
KNOW IT AB	17,273	630,912
Lyko Group AB, Class A(a)(c)	17,056	532,271
OEM International AB, Class B	24,860	448,958
SwedenCare AB	176,576	2,014,080
Teqnion AB(a)	53,700	786,493
Vitec Software Group AB, Class B	8,128	365,667
		4,778,381

Taiwan (6.54%)
Bioteque Corp.	143,000	594,499
Brighten Optix Corp.	44,000	426,220
FineTek Co., Ltd.	111,042	368,962
Fuzetec Technology Co., Ltd.	246,955	621,524
GEM Services, Inc./Tw	182,000	573,330
Poya International Co., Ltd.	12,360	188,634
Sporton International, Inc.	98,761	748,828
Tofu Restaurant Co., Ltd.	68,050	359,283
Wistron Information Technology & Services Corp.	83,000	252,412
		4,133,692
Thailand (0.75%)
Humanica PCL	935,000	381,808
Netbay PCL	125,000	89,979
		471,787
United States (15.83%)
4imprint Group PLC	21,364	813,109
Alpha Teknova, Inc.(a)	75,129	1,185,536
Barrett Business Services, Inc.	8,530	545,920
Better Choice Co., Inc.(a)	84,612	193,761
Bowman Consulting Group, Ltd.(a)	34,200	673,740
Castle Biosciences, Inc.(a)	3,300	142,725
Coastal Financial Corp.(a)	15,973	773,413

	Shares	Value (Note 2)
United States (continued)
Esquire Financial Holdings, Inc.(a)	25,349	$873,780
Evolution Petroleum Corp.	69,420	399,165
Global Industrial Co.	12,150	424,764
Hackett Group, Inc.	24,299	465,083
Heska Corp.(a)	2,287	314,645
Joint Corp.(a)	26,293	1,420,874
LeMaitre Vascular, Inc.	11,923	504,462
MaxCyte, Inc.(a)	74,400	462,280
Plumas Bancorp	18,333	686,937
ProntoForms Corp.(a)	173,400	115,950
		9,996,144

Vietnam (0.59%)
Lix Detergent JSC	163,520	371,381

TOTAL COMMON STOCKS
(Cost $50,790,911)		62,162,836

TOTAL INVESTMENTS (98.43%)
(Cost $50,790,911)		$62,162,836

Other Assets In Excess Of Liabilities (1.57%)		991,978

NET ASSETS (100.00%)		$63,154,814

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, these securities had a total aggregate market value of $2,653,514, representing 4.20% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2022, the aggregate market value of these securities was $3,998,632, representing 6.33% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2022) (Unaudited)
Consumer	21.2%
Health Care	20.4%
Industrials	19.6%
Technology	19.0%
Financials	15.6%
Energy & Materials	2.6%
Cash, Cash Equivalents, & Other Net Assets	1.6%
Total	100%

Industry Composition (January 31, 2022) (Unaudited)
Capital Markets	10.6%
Internet & Direct Marketing Retail	8.2%
Professional Services	6.9%
IT Services	6.5%
Software	6.1%
Pharmaceuticals	5.6%
Health Care Providers & Services	5.4%
Health Care Equipment & Supplies	4.9%
Specialty Retail	4.1%
Banks	4.0%
Trading Companies & Distributors	3.5%
Life Sciences Tools & Services	2.6%
Building Products	2.3%
Hotels, Restaurants & Leisure	2.3%
Semiconductors & Semiconductor Equipment	2.2%
Commercial Services & Supplies	2.2%
Health Care Technology	1.9%
Oil, Gas & Consumable Fuels	1.7%
Machinery	1.6%
Food Products	1.5%
Electronic Equipment, Instruments & Components	1.3%
Media	1.3%
Auto Components	1.2%
Construction & Engineering	1.1%
Food & Staples Retailing	1.1%
Personal Products	1.0%
Other Industries (each less than 1%)	7.3%
Cash and Other Assets, Less Liabilities	1.6%
Total	100.0%

Grandeur Peak Global Opportunities Fund

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.12%)
Argentina (0.64%)
Globant SA(a)	23,375	$5,964,833

Australia (0.38%)
Fiducian Group, Ltd.	182,850	953,978
Kogan.com, Ltd.	581,275	2,566,886
		3,520,864

Bangladesh (0.29%)
Square Pharmaceuticals, Ltd.	1,038,829	2,662,207

Belgium (1.33%)
Melexis NV	62,854	6,590,386
X-Fab Silicon Foundries SE(a)(b)(c)	592,237	5,777,351
		12,367,737

Brazil (1.47%)
Fleury SA	1,000,200	3,819,901
Instituto Hermes Pardini SA	708,600	3,057,198
Pagseguro Digital, Ltd., Class A(a)	149,438	3,380,287
Patria Investments, Ltd., Class A	200,658	3,411,186
		13,668,572

Britain (18.87%)
AB Dynamics PLC	63,300	1,217,390
Ascential PLC(a)	1,826,939	8,727,427
B&M European Value Retail SA	2,848,952	21,816,190
boohoo Group PLC(a)	2,798,360	4,059,039
Bytes Technology Group PLC	256,480	1,607,539
City of London Investment Group PLC	393,420	2,699,481
CVS Group PLC	596,111	15,809,709
Dechra Pharmaceuticals PLC	260,989	14,659,502
Diploma PLC	120,490	4,522,359
Elixirr International PLC	59,520	537,499
Endava PLC, ADR(a)	209,250	25,448,985
Foresight Group Holdings, Ltd.	617,350	3,221,462
Impax Asset Management Group PLC	324,362	4,798,439
Intertek Group PLC	106,243	7,710,103
JTC PLC(b)(c)	498,762	5,277,072
K3 Capital Group PLC	1,023,251	4,557,225
Keystone Law Group PLC	54,464	634,657
Made.com Group PLC(a)(b)(c)	384,457	534,508
Marlowe PLC(a)	230,392	2,776,292
On the Beach Group PLC(a)(b)(c)	1,126,330	4,406,073
Premier Miton Group PLC	1,939,173	4,407,508
Sabre Insurance Group PLC(b)(c)	974,131	2,992,138
	Shares	Value (Note 2)
Britain (continued)
Softcat PLC	189,050	$4,174,838
St. James's Place PLC	381,687	7,878,948
Team17 Group PLC(a)	391,996	3,743,086
Ultra Electronics Holdings PLC	245,553	9,633,835
Victorian Plumbing Group PLC(a)	1,095,807	1,509,120
Volution Group PLC	925,306	6,269,576
		175,630,000

Canada (1.74%)
Gildan Activewear, Inc.	138,825	5,526,134
Guardian Capital Group, Ltd., Class A	126,800	3,740,707
Richelieu Hardware, Ltd.	175,965	6,918,720
		16,185,561

China (4.69%)
CSPC Pharmaceutical Group, Ltd.	3,090,320	3,755,943
Hangzhou Robam Appliances Co., Ltd., Class A	1,028,800	5,625,235
Man Wah Holdings, Ltd.	3,536,300	5,467,068
O2Micro International, Ltd., ADR(a)	681,084	2,806,066
Silergy Corp.	141,252	19,092,249
Suofeiya Home Collection Co., Ltd., Class A	2,000,100	6,884,210
		43,630,771

Egypt (0.16%)
Integrated Diagnostics Holdings PLC(b)(c)	1,127,045	1,470,794

Finland (1.31%)
Musti Group Oyj	407,887	12,190,257

France (6.13%)
Alten SA	61,956	10,105,350
Antin Infrastructure Partners SA(a)	71,754	2,184,371
BioMerieux	18,646	2,186,472
Esker SA	35,045	9,477,008
Neurones	110,960	4,240,778
Rothschild & Co.	85,510	3,710,353
Thermador Groupe	67,324	7,336,570
Virbac SA	36,354	14,624,903
Wavestone	58,543	3,205,974
		57,071,779

Georgia (0.11%)
TBC Bank Group PLC	54,674	1,041,152

Germany (3.49%)
Bike24 Holding AG(a)	45,365	728,960
Dermapharm Holding SE	100,175	8,100,947
Exasol AG(a)	38,115	281,852
Fashionette AG(a)	157,013	3,298,592

	Shares	Value (Note 2)
Germany (continued)
Friedrich Vorwerk Group SE(a)	60,903	$1,744,738
Nagarro SE(a)	27,170	4,723,631
Nexus AG	78,024	5,531,073
QIAGEN NV(a)	111,252	5,505,862
Westwing Group AG(a)	108,845	2,613,253
		32,528,908

India (4.65%)
Cera Sanitaryware, Ltd.	27,103	1,777,476
Computer Age Management Services, Ltd.	175,665	6,389,586
Gulf Oil Lubricants India, Ltd.	200,637	1,221,853
Metropolis Healthcare, Ltd.(b)(c)	355,371	12,018,014
Nippon Life India Asset Management, Ltd.(b)(c)	369,676	1,709,715
WNS Holdings, Ltd., ADR(a)	239,813	20,182,662
		43,299,306

Indonesia (1.40%)
Ace Hardware Indonesia Tbk PT	38,665,400	3,329,641
Arwana Citramulia Tbk PT	58,214,800	3,440,591
Selamat Sempurna Tbk PT	46,063,400	4,234,180
Ultrajaya Milk Industry & Trading Co. Tbk PT	18,240,200	2,029,226
		13,033,638

Ireland (1.34%)
Irish Residential Properties REIT PLC	3,155,606	5,941,868
Keywords Studios PLC	192,585	6,526,988
		12,468,856

Israel (0.36%)
Wix.com, Ltd.(a)	25,847	3,395,520

Italy (0.92%)
GVS SpA(b)(c)	302,949	3,392,192
Interpump Group SpA	84,499	5,218,091
		8,610,283

Japan (9.21%)
AIT Corp.	366,700	4,673,371
BayCurrent Consulting, Inc.	15,300	5,806,638
Charm Care Corp.	252,000	2,522,608
Create SD Holdings Co., Ltd.	182,700	4,930,926
IR Japan Holdings, Ltd.	27,900	1,242,483
Japan Lifeline Co., Ltd.	566,600	4,960,198
M&A Capital Partners Co., Ltd.(a)	190,800	8,216,525
MarkLines Co., Ltd.	151,700	3,337,385
Medikit Co., Ltd.	83,700	1,839,866
MonotaRO Co., Ltd.	284,400	4,672,918
Naigai Trans Line, Ltd.	98,500	1,597,744
Open Door, Inc.(a)	163,500	2,191,245
Seria Co., Ltd.	460,900	11,598,656
	Shares	Value (Note 2)
Japan (continued)
Strike Co., Ltd.	173,500	$6,755,075
Sun*, Inc.(a)	239,000	3,298,540
Synchro Food Co., Ltd.(a)	449,300	1,143,672
System Information Co., Ltd.	135,500	1,074,770
Trancom Co., Ltd.	75,370	5,351,736
User Local, Inc.	270,200	3,422,127
Visional, Inc.(a)	12,100	888,766
YAKUODO Holdings Co., Ltd.	305,700	6,198,946
		85,724,195

Luxembourg (0.21%)
Sword Group	41,691	1,921,108

Mexico (0.82%)
Grupo Herdez SAB de CV	2,088,160	3,419,529
Regional SAB de CV	738,427	4,205,469
		7,624,998

Netherlands (1.15%)
Aalberts NV	76,310	4,664,815
Shop Apotheke Europe NV(a)(b)(c)	46,456	6,039,803
		10,704,618

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,107,672	1

Norway (0.91%)
Bouvet ASA	196,547	1,513,923
Nordhealth AS, Class A(a)	1,049,587	3,658,331
SmartCraft ASA(a)	1,457,082	3,346,129
		8,518,383

Philippines (1.09%)
AllHome Corp.	3,534,674	591,384
Concepcion Industrial Corp.	1,035,152	410,202
Puregold Price Club, Inc.	8,009,700	5,829,522
Wilcon Depot, Inc.	5,691,200	3,349,262
		10,180,370

Poland (0.83%)
Dino Polska SA(a)(b)(c)	100,797	7,755,990

Singapore (0.61%)
Riverstone Holdings, Ltd.	10,959,200	5,719,113

South Africa (0.26%)
Italtile, Ltd.	2,394,999	2,415,256

South Korea (0.71%)
LEENO Industrial, Inc.	21,162	3,283,817
Tokai Carbon Korea Co., Ltd.	30,419	3,304,788
		6,588,605

Sweden (4.18%)
Beijer Alma AB	292,672	7,437,365

	Shares	Value (Note 2)
Sweden (continued)
Boozt AB(a)(b)(c)	223,837	$4,207,172
Byggfakta Group Nordic Holdco AB(a)	643,406	3,498,290
Cint Group AB(a)	224,379	2,984,002
Hexpol AB	539,597	6,438,325
KNOW IT AB	176,253	6,437,795
Lyko Group AB, Class A(a)(c)	50,031	1,561,331
OEM International AB, Class B	81,571	1,473,129
SwedenCare AB	425,307	4,851,183
		38,888,592

Taiwan (2.25%)
Bioteque Corp.	1,193,000	4,959,702
Brighten Optix Corp.	76,000	736,198
FineTek Co., Ltd.	173,223	575,572
Fuzetec Technology Co., Ltd.	278,482	700,869
M3 Technology, Inc.	237,000	2,303,348
Poya International Co., Ltd.	301,790	4,605,827
Sporton International, Inc.	784,954	5,951,696
Tofu Restaurant Co., Ltd.	205,000	1,082,339
		20,915,551

United States (25.53%)
4imprint Group PLC	146,389	5,571,533
Bank of Hawaii Corp.	33,313	2,867,250
Bank of NT Butterfield & Son, Ltd.	214,652	7,866,996
Barrett Business Services, Inc.	47,990	3,071,360
Bizlink Holding, Inc.	659,900	7,188,778
Cardiovascular Systems, Inc.(a)	273,397	4,803,585
Castle Biosciences, Inc.(a)	147,749	6,390,144
EPAM Systems, Inc.(a)	32,841	15,636,914
Esquire Financial Holdings, Inc.(a)	36,196	1,247,676
Figs, Inc., Class A(a)	141,651	3,184,315
First Hawaiian, Inc.	66,773	1,893,015
First Republic Bank	67,366	11,694,064
Five Below, Inc.(a)	21,252	3,485,328
Frontage Holdings Corp.(a)(b)(c)	7,251,983	3,502,323
Genpact, Ltd.	224,300	11,158,925
Glacier Bancorp, Inc.	219,739	11,411,046
Global Industrial Co.	187,070	6,539,967
Hackett Group, Inc.	176,718	3,382,383
Heska Corp.(a)	59,801	8,227,422
Insperity, Inc.	45,012	4,840,140
LeMaitre Vascular, Inc.	169,968	7,191,346
LGI Homes, Inc.(a)	34,983	4,355,733
Littelfuse, Inc.	72,291	19,516,401
Marcus & Millichap, Inc.(a)	148,284	6,941,174
MaxCyte, Inc.(a)	286,500	1,780,149
Medpace Holdings, Inc.(a)	15,268	2,709,459
NV5 Global, Inc.(a)	54,534	5,703,711
Ollie's Bargain Outlet Holdings, Inc.(a)	86,466	4,145,180
P10, Inc., Class A(a)	510,700	6,169,256
Paycom Software, Inc.(a)	10,411	3,490,808
PJT Partners, Inc., Class A	98,528	6,829,961
Plumas Bancorp	43,088	1,614,507
	Shares	Value (Note 2)
United States (continued)
Power Integrations, Inc.	37,854	$3,055,196
Qualys, Inc.(a)	91,918	11,778,373
Rapid7, Inc.(a)	71,327	6,870,930
Silicon Laboratories, Inc.(a)	12,889	2,129,134
Squarespace, Inc., Class A(a)	93,454	3,097,066
Traeger, Inc.(a)	262,417	2,674,029
TriMas Corp.	277,024	9,629,354
Ulta Beauty, Inc.(a)	11,052	4,020,055
		237,664,986

Vietnam (2.08%)
Vietnam Dairy Products JSC	1,438,996	5,302,041
Vietnam Technological & Commercial Joint Stock Bank(a)	5,964,004	14,057,592
		19,359,633

TOTAL COMMON STOCKS
(Cost $667,604,938)		922,722,437

PREFERRED STOCKS (0.21%)
United States (0.21%)
Dataminr Inc - Private Placement(a)(e)	96,640	1,923,136

TOTAL PREFERRED STOCKS
(Cost $1,923,136)		1,923,136

TOTAL INVESTMENTS (99.33%)
(Cost $669,528,074)		$924,645,573

Other Assets In Excess Of Liabilities (0.67%)		6,210,221

NET ASSETS (100.00%)		$930,855,794

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, these securities had a total aggregate market value of $59,083,145, representing 6.35% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2022, the aggregate market value of these securities was $60,644,476, representing 6.51% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2022) (Unaudited)
Technology	30.7%
Consumer	19.1%
Health Care	17.7%
Financials	15.5%
Industrials	14.3%
Energy & Materials	2.0%
Cash, Cash Equivalents, & Other Net Assets	0.7%
Total	100%

Industry Composition (January 31, 2022) (Unaudited)
IT Services	16.1%
Capital Markets	7.7%
Banks	6.1%
Pharmaceuticals	5.3%
Health Care Equipment & Supplies	5.0%
Software	4.9%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.9%
Multiline Retail	4.4%
Professional Services	3.7%
Specialty Retail	3.5%
Trading Companies & Distributors	3.4%
Food & Staples Retailing	3.3%
Household Durables	2.7%
Electronic Equipment, Instruments & Components	2.4%
Internet & Direct Marketing Retail	2.1%
Machinery	1.8%
Life Sciences Tools & Services	1.5%
Media	1.5%
Building Products	1.3%
Food Products	1.2%
Aerospace & Defense	1.0%
Health Care Technology	1.0%
Containers & Packaging	1.0%
Other Industries (each less than 1%)	8.6%
Cash and Other Assets, Less Liabilities	0.7%
Total	100.0%

Grandeur Peak Global Reach Fund

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.18%)
Argentina (0.49%)
Globant SA(a)	7,326	$1,869,449

Australia (1.86%)
Australian Ethical Investment, Ltd.	284,710	1,877,747
EQT Holdings, Ltd.	45,913	848,836
Kogan.com, Ltd.	163,531	722,146
Netwealth Group, Ltd.	89,313	967,306
PeopleIN, Ltd.	337,412	971,401
Redbubble, Ltd.(a)	561,185	714,493
Whispir, Ltd.(a)	648,231	1,043,742
		7,145,671

Bangladesh (0.19%)
Square Pharmaceuticals, Ltd.	276,516	708,628

Belgium (0.73%)
Melexis NV	10,126	1,061,734
Warehouses De Pauw CVA	30,732	1,322,125
X-Fab Silicon Foundries SE(a)(b)(c)	44,047	429,685
		2,813,544

Brazil (2.14%)
CI&T, Inc., Class A(a)	81,500	1,031,790
Fleury SA	371,700	1,419,573
Hypera SA	81,800	479,083
Instituto Hermes Pardini SA	198,300	855,549
Locaweb Servicos de Internet SA(a)(b)(c)	271,068	498,225
Pagseguro Digital, Ltd., Class A(a)	35,475	802,445
Patria Investments, Ltd., Class A	77,699	1,320,883
Pet Center Comercio e Participacoes SA	531,157	1,785,494
		8,193,042

Britain (13.97%)
AB Dynamics PLC	56,348	1,083,688
Abcam PLC(a)	65,482	1,179,506
Ascential PLC(a)	67,756	323,676
B&M European Value Retail SA	600,766	4,600,438
boohoo Group PLC(a)	452,700	656,644
Bytes Technology Group PLC	57,053	357,591
CVS Group PLC	94,164	2,497,363
Darktrace PLC(a)	68,034	376,913
Dechra Pharmaceuticals PLC	47,180	2,650,055
Diploma PLC	18,786	705,096
dotdigital group PLC	595,084	1,183,628
Elixirr International PLC	258,300	2,332,595
Endava PLC, ADR(a)	45,107	5,485,913
	Shares	Value (Note 2)
Britain (continued)
Ergomed PLC(a)	39,858	$609,052
Foresight Group Holdings, Ltd.	216,892	1,131,788
FRP Advisory Group PLC	347,730	607,961
Gamma Communications PLC	56,523	1,188,969
GlobalData PLC	3,697	66,662
Gresham House PLC	70,460	857,593
Impax Asset Management Group PLC	323,213	4,781,441
Intertek Group PLC	16,019	1,162,506
JTC PLC(b)(c)	341,843	3,616,816
K3 Capital Group PLC	644,228	2,869,180
Keystone Law Group PLC	149,151	1,738,024
Made.com Group PLC(a)(b)(c)	403,600	561,123
Marlowe PLC(a)	106,336	1,281,381
Ocado Group PLC(a)	18,958	386,280
On the Beach Group PLC(a)(b)(c)	687,835	2,690,731
Pensionbee Group PLC(a)	815,693	1,438,200
Softcat PLC	15,714	347,016
St. James's Place PLC	19,136	395,014
Team17 Group PLC(a)	74,366	710,105
Tristel PLC	47,600	268,872
Ultra Electronics Holdings PLC	25,770	1,011,040
Victorian Plumbing Group PLC(a)	1,168,393	1,609,084
Volution Group PLC	121,147	820,853
		53,582,797

Canada (0.92%)
Docebo, Inc.(a)	11,000	621,673
Gildan Activewear, Inc.	25,125	1,000,138
Richelieu Hardware, Ltd.	15,100	593,713
Ritchie Bros Auctioneers, Inc.	21,401	1,304,605
		3,520,129

China (4.85%)
Chaoju Eye Care Holdings, Ltd.(a)	1,051,100	608,046
Chervon Holdings, Ltd.(a)	35,800	256,664
CSPC Pharmaceutical Group, Ltd.	769,520	935,267
Guangzhou KDT Machinery Co., Ltd., Class A	196,840	820,827
Hangzhou Robam Appliances Co., Ltd., Class A	102,700	561,539
Li Ning Co., Ltd.	57,800	564,013
Man Wah Holdings, Ltd.	1,680,400	2,597,874
ManpowerGroup Greater China, Ltd.(c)	578,000	659,457
O2Micro International, Ltd., ADR(a)	150,009	618,037
Shanghai Kindly Medical Instruments Co., Ltd., Class H(c)(c)	264,400	568,668
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	10,600	540,924
Silergy Corp.	34,925	4,720,618

	Shares	Value (Note 2)
China (continued)
Suofeiya Home Collection Co., Ltd., Class A	134,100	$461,563
TK Group Holdings, Ltd.	1,830,000	608,850
WuXi AppTec Co., Ltd., Class H(b)(c)	190,012	2,725,393
Wuxi Biologics Cayman, Inc.(a)(b)(c)	84,500	846,924
Yum China Holdings, Inc.	11,000	517,875
		18,612,539

Colombia (1.02%)
Parex Resources, Inc.	184,261	3,919,614

Denmark (0.13%)
Ringkjoebing Landbobank A/S	3,693	486,145

Egypt (0.17%)
African Export-Import Bank, GDR	104,240	280,406
Integrated Diagnostics Holdings PLC(b)(c)	291,972	381,023
		661,429

Finland (0.85%)
Musti Group Oyj	108,544	3,243,985

France (3.12%)
Alten SA	10,400	1,696,295
Antin Infrastructure Partners SA(a)	38,794	1,180,986
BioMerieux	3,595	421,558
Bureau Veritas SA	20,129	575,935
Esker SA	15,237	4,120,450
Neurones	17,282	660,500
Sidetrade(a)	2,745	471,830
Thermador Groupe	10,310	1,123,523
Virbac SA	4,283	1,723,014
		11,974,091

Germany (3.14%)
Atoss Software AG	1,800	360,897
Bike24 Holding AG(a)	43,976	706,640
Dermapharm Holding SE	17,100	1,382,842
Exasol AG(a)	58,735	434,333
Fashionette AG(a)	41,523	872,332
Friedrich Vorwerk Group SE(a)	25,768	738,197
hGears AG(a)	53,220	1,288,095
Home24 SE(a)	37,498	421,651
MYT Netherlands Parent BV, ADR(a)	24,600	421,398
Nagarro SE(a)	9,411	1,636,146
Nexus AG	11,031	781,981
Puma SE	5,149	550,696
QIAGEN NV(a)	23,648	1,170,339
Westwing Group AG(a)	53,706	1,289,424
		12,054,971
	Shares	Value (Note 2)
Greece (0.56%)
Kri-Kri Milk Industry SA	61,300	$574,202
Sarantis SA	156,915	1,556,679
		2,130,881

Hong Kong (1.10%)
Plover Bay Technologies, Ltd.(c)	3,254,000	1,547,832
Techtronic Industries Co., Ltd.	94,500	1,559,260
Vitasoy International Holdings, Ltd.	576,300	1,125,298
		4,232,390

India (4.65%)
Avenue Supermarts, Ltd.(a)(b)(c)	13,393	742,616
Cera Sanitaryware, Ltd.	15,069	988,259
Computer Age Management Services, Ltd.	42,700	1,553,157
EPL, Ltd.	402,114	1,028,800
Gufic Biosciences, Ltd.	249,687	744,683
Gulf Oil Lubricants India, Ltd.	100,176	610,059
HCL Technologies, Ltd.	43,536	646,108
HDFC Bank, Ltd.	28,823	579,662
IndiaMart InterMesh, Ltd.(b)(c)	7,131	480,204
L&T Technology Services, Ltd.(b)(c)	13,623	863,543
Metropolis Healthcare, Ltd.(b)(c)	75,849	2,565,078
Polycab India, Ltd.	37,092	1,260,722
Time Technoplast, Ltd.	990,247	1,130,788
Westlife Development, Ltd.(a)	75,255	505,214
WNS Holdings, Ltd., ADR(a)	49,279	4,147,321
		17,846,214

Indonesia (1.36%)
Ace Hardware Indonesia Tbk PT	6,860,000	590,744
Arwana Citramulia Tbk PT	24,495,000	1,447,695
Avia Avian Tbk PT(a)	13,596,400	822,477
Bank Central Asia Tbk PT	1,100,000	585,087
Selamat Sempurna Tbk PT	11,556,100	1,062,245
Ultrajaya Milk Industry & Trading Co. Tbk PT	6,163,200	685,657
		5,193,905

Ireland (1.00%)
Keywords Studios PLC	45,394	1,538,469
Uniphar PLC	523,697	2,305,313
		3,843,782

Israel (0.43%)
Wix.com, Ltd.(a)	12,427	1,632,535

Italy (0.54%)
GVS SpA(b)(c)	30,729	344,080
Interpump Group SpA	8,753	540,526

	Shares	Value (Note 2)
Italy (continued)
Piovan SpA(b)(c)	94,891	$1,191,547
		2,076,153

Japan (7.08%)
AIT Corp.	60,000	764,664
BASE, Inc.(a)	39,100	157,536
BayCurrent Consulting, Inc.	11,400	4,326,515
Beenos, Inc.	51,800	821,781
Charm Care Corp.	68,600	686,710
Coconala, Inc.(a)	19,100	156,317
Confidence, Inc.	54,600	796,026
Creema, Ltd.(a)	23,400	175,121
ENECHANGE, Ltd.(a)	25,600	307,699
Enjin Co., Ltd.(a)	45,800	1,126,892
Funai Soken Holdings, Inc.	55,300	1,146,072
geechs, Inc.	52,900	629,314
gremz, Inc.	99,200	1,666,616
IR Japan Holdings, Ltd.	13,200	587,841
Japan Lifeline Co., Ltd.	79,700	697,719
M&A Capital Partners Co., Ltd.(a)	8,200	353,121
MarkLines Co., Ltd.	33,300	732,597
Medikit Co., Ltd.	36,500	802,331
MonotaRO Co., Ltd.	42,500	698,309
Naigai Trans Line, Ltd.	43,850	711,280
Nihon M&A Center Holdings, Inc.	58,700	924,126
Open Door, Inc.(a)	49,600	664,745
Seria Co., Ltd.	49,100	1,235,613
Strike Co., Ltd.	10,600	412,702
Sun*, Inc.(a)	50,600	698,352
Synchro Food Co., Ltd.(a)	113,400	288,654
System Information Co., Ltd.	71,800	569,509
Systena Corp.	118,800	365,773
Trancom Co., Ltd.	10,800	766,867
User Local, Inc.	72,700	920,757
Vega Corp. Co., Ltd.	81,000	487,681
Visional, Inc.(a)	4,500	330,533
WDB coco Co., Ltd.	11,900	516,867
WealthNavi, Inc.(a)	52,500	752,348
YAKUODO Holdings Co., Ltd.	43,300	878,032
		27,157,020

Luxembourg (0.06%)
Sword Group	5,128	236,297

Mexico (0.25%)
Grupo Aeroportuario del Centro Norte SAB de CV	139,400	937,240

Netherlands (0.55%)
Aalberts NV	9,359	572,114
Shop Apotheke Europe NV(a)(b)(c)	11,931	1,551,164
		2,123,278

New Zealand (0.33%)
CBL Corp., Ltd.(a)(d)	819,006	1
	Shares	Value (Note 2)
New Zealand (continued)
NZX, Ltd.	1,080,898	$1,254,552
		1,254,553

Norway (1.66%)
Bouvet ASA	101,257	779,942
CSAM Health Group AS(a)	91,191	794,615
Medistim ASA	12,841	440,353
Nordhealth AS, Class A(a)	190,069	662,485
Self Storage Group ASA(a)	694,169	2,653,670
SmartCraft ASA(a)	455,526	1,046,097
		6,377,162

Oman (0.33%)
Tethys Oil AB	174,697	1,278,901

Philippines (1.29%)
AllHome Corp.	4,337,217	725,658
Concepcion Industrial Corp.	1,793,920	710,882
Pryce Corp.	6,894,800	776,379
Puregold Price Club, Inc.	861,100	626,715
Wilcon Depot, Inc.	3,603,100	2,120,418
		4,960,052

Poland (1.25%)
Answear.com SA, Class A(a)	56,536	419,093
Dino Polska SA(a)(b)(c)	47,357	3,643,962
LiveChat Software SA	27,929	743,702
		4,806,757

Singapore (0.22%)
Riverstone Holdings, Ltd.	1,571,700	820,199

South Africa (0.45%)
Clicks Group, Ltd.	54,372	1,043,999
Italtile, Ltd.	665,000	670,625
		1,714,624

South Korea (0.67%)
Douzone Bizon Co., Ltd.	4,900	217,193
Hyundai Ezwel Co., Ltd.	33,500	283,876
LEENO Industrial, Inc.	3,790	588,114
LG Household & Health Care, Ltd.	678	551,518
Suprema, Inc.(a)	8,000	151,681
Tokai Carbon Korea Co., Ltd.	7,139	775,597
		2,567,979

Spain (0.00%)(e)
Let's GOWEX SA(a)(d)	10,700	0

Sweden (5.38%)
Beijer Alma AB	43,417	1,103,310
Boozt AB(a)(b)(c)	87,256	1,640,037
Byggfakta Group Nordic Holdco AB(a)	119,987	652,387
Cint Group AB(a)	43,467	578,065
EQT AB	103,413	4,052,398

	Shares	Value (Note 2)
Sweden (continued)
Hexpol AB	74,300	$886,528
KNOW IT AB	54,364	1,985,693
Lyko Group AB, Class A(a)(c)	25,574	798,095
Nordnet AB publ	34,622	539,586
Rvrc Holding AB	105,484	1,051,125
Sagax AB, Class A	63,654	1,892,855
SwedenCare AB	191,998	2,189,988
Teqnion AB(a)	163,624	2,396,444
Vitec Software Group AB, Class B	19,425	873,904
		20,640,415

Switzerland (0.36%)
Partners Group Holding AG	986	1,374,680

Taiwan (2.65%)
Bioteque Corp.	284,000	1,180,684
Brighten Optix Corp.	114,000	1,104,297
FineTek Co., Ltd.	163,145	542,086
Fuzetec Technology Co., Ltd.	227,519	572,608
GEM Services, Inc./Tw	193,000	607,982
M3 Technology, Inc.	79,000	767,783
momo.com, Inc.	12,100	494,441
Pacific Hospital Supply Co., Ltd.	186,317	507,608
Poya International Co., Ltd.	47,380	723,099
Sporton International, Inc.	287,351	2,178,759
Voltronic Power Technology Corp.	17,247	888,830
Wistron Information Technology & Services Corp.	194,000	589,974
		10,158,151

Thailand (0.14%)
Humanica PCL	1,325,700	541,350

United Arab Emirates (0.15%)
Aramex PJSC	499,154	557,601

United States (31.32%)
4imprint Group PLC	25,771	980,839
Alexandria Real Estate Equities, Inc.	5,200	1,013,168
Align Technology, Inc.(a)	2,799	1,385,393
Alpha Teknova, Inc.(a)	129,613	2,045,293
Apollo Global Management, Inc.	14,082	985,740
Bank of Hawaii Corp.	21,885	1,883,642
Bank of NT Butterfield & Son, Ltd.	98,397	3,606,250
Barrett Business Services, Inc.	27,037	1,730,368
Bizlink Holding, Inc.	170,000	1,851,936
Blackline, Inc.(a)	18,182	1,670,380
Blackstone, Inc.	20,694	2,730,987
Bowman Consulting Group, Ltd.(a)	53,545	1,054,836
Cactus, Inc., Class A	15,629	757,381
	Shares	Value (Note 2)
United States (continued)
Cardiovascular Systems, Inc.(a)	33,485	$588,331
CareDx, Inc.(a)	15,717	656,971
Castle Biosciences, Inc.(a)	35,825	1,549,431
Chewy, Inc., Class A(a)	12,023	572,415
Cloudflare, Inc., Class A(a)	4,357	420,015
Coastal Financial Corp.(a)	27,040	1,309,277
Cross Creek Lucid LP/Partnership Interest(a)(d)	1,000,000	1,000,000
Dexcom, Inc.(a)	915	393,889
Digital Realty Trust, Inc.	4,875	727,496
Elastic NV(a)	12,767	1,190,523
EPAM Systems, Inc.(a)	8,590	4,090,043
Equinix, Inc.	2,375	1,721,637
Esquire Financial Holdings, Inc.(a)	29,190	1,006,179
Etsy, Inc.(a)	2,749	431,813
Evolution Petroleum Corp.	236,554	1,360,186
Exact Sciences Corp.(a)	19,295	1,473,366
ExlService Holdings, Inc.(a)	6,615	797,240
Fastenal Co.	10,088	571,788
Figs, Inc., Class A(a)	123,445	2,775,044
First Hawaiian, Inc.	65,024	1,843,430
First Republic Bank	26,190	4,546,322
Five Below, Inc.(a)	2,945	482,980
Freshpet, Inc.(a)	5,994	557,622
Frontage Holdings Corp.(a)(b)(c)	4,386,000	2,118,205
Genpact, Ltd.	47,866	2,381,334
Glacier Bancorp, Inc.	37,051	1,924,058
Global Industrial Co.	43,395	1,517,089
Goosehead Insurance, Inc., Class A	11,588	1,142,345
Hackett Group, Inc.	41,923	802,406
Healthcare Services Group, Inc.	52,267	950,737
Heska Corp.(a)	9,418	1,295,728
Houlihan Lokey, Inc.	13,028	1,384,616
HubSpot, Inc.(a)	1,623	793,322
I3 Verticals, Inc., Class A(a)	20,080	464,651
Insperity, Inc.	18,697	2,010,488
JFrog, Ltd.(a)	54,127	1,446,273
Joint Corp.(a)	4,664	252,043
Kimball International, Inc., Class B	81,300	798,366
Knight-Swift Transportation Holdings, Inc.	15,000	848,700
LeMaitre Vascular, Inc.	23,085	976,726
LGI Homes, Inc.(a)	4,194	522,195
Littelfuse, Inc.	5,299	1,430,571
Lululemon Athletica, Inc.(a)	2,592	865,106
MaxCyte, Inc.(a)	147,600	917,103
Medpace Holdings, Inc.(a)	10,647	1,889,417
Metropolitan Bank Holding Corp.(a)	10,933	1,093,300
Microchip Technology, Inc.	9,426	730,326
Monolithic Power Systems, Inc.	1,100	443,223
Morningstar, Inc.	2,550	732,896
MSCI, Inc.	1,145	613,857

	Shares	Value (Note 2)
United States (continued)
New Relic, Inc.(a)	21,925	$2,305,195
NV5 Global, Inc.(a)	6,730	703,891
NVIDIA Corp.	2,800	685,608
Ollie's Bargain Outlet Holdings, Inc.(a)	31,892	1,528,902
P10, Inc., Class A(a)	176,600	2,133,328
PagerDuty, Inc.(a)	33,007	1,089,891
Paycom Software, Inc.(a)	1,608	539,162
Paylocity Holding Corp.(a)	7,394	1,508,228
PJT Partners, Inc., Class A	41,483	2,875,602
Plumas Bancorp	12,600	472,122
Power Integrations, Inc.	8,289	669,005
ProntoForms Corp.(a)	363,500	243,067
Qualys, Inc.(a)	15,492	1,985,145
Rapid7, Inc.(a)	21,039	2,026,687
Revolve Group, Inc.(a)	17,795	877,649
Rexford Industrial Realty, Inc.	19,272	1,410,132
Samsonite International SA(a)(b)(c)	637,500	1,332,397
ServiceNow, Inc.(a)	675	395,402
Shoals Technologies Group, Inc., Class A(a)	179,861	3,032,456
Silicon Laboratories, Inc.(a)	4,150	685,539
Silvergate Capital Corp., Class A(a)	5,700	614,118
Squarespace, Inc., Class A(a)	42,840	1,419,718
SVB Financial Group(a)	4,555	2,659,665
Teladoc Health, Inc.(a)	4,918	377,260
Terreno Realty Corp.	20,508	1,533,383
Traeger, Inc.(a)	183,000	1,864,770
TriMas Corp.	22,010	765,068
Ulta Beauty, Inc.(a)	1,825	663,826
Unity Software, Inc.(a)	2,378	250,047
YETI Holdings, Inc.(a)	7,095	465,290
Zendesk, Inc.(a)	9,065	892,993
		120,112,838

Vietnam (1.82%)
FPT Corp.	167,900	667,332
Vietnam Dairy Products JSC	345,362	1,272,501
Vietnam Technological & Commercial Joint Stock Bank(a)	2,138,281	5,040,084
		6,979,917

TOTAL COMMON STOCKS
(Cost $279,761,580)		380,340,908

PREFERRED STOCKS (0.49%)
United States (0.49%)
Dataminr Inc - Private Placement(a)(d)	45,833	912,077
	Shares	Value (Note 2)
United States (continued)
Gusto Inc Series E Preferred(a)(d)	32,241	$980,126
		1,892,203

TOTAL PREFERRED STOCKS
(Cost $1,892,052)		1,892,203

TOTAL INVESTMENTS (99.67%)
(Cost $281,653,632)		$382,233,111

Other Assets In Excess Of Liabilities (0.33%)		1,247,824

NET ASSETS (100.00%)		$383,480,935

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, these securities had a total aggregate market value of $28,222,753, representing 7.36% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2022, the aggregate market value of these securities was $31,796,805, representing 8.29% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.
(e)	Less than 0.005%.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2022) (Unaudited)
Technology	25.5%
Financials	20.5%
Consumer	17.5%
Industrials	17.3%
Health Care	15.2%
Energy & Materials	3.7%
Cash, Cash Equivalents, & Other Net Assets	0.3%
Total	100%

Industry Composition (January 31, 2022) (Unaudited)
IT Services	10.5%
Capital Markets	10.2%
Software	8.8%
Banks	7.1%
Professional Services	6.6%
Health Care Equipment & Supplies	4.0%
Health Care Providers & Services	3.6%
Semiconductors & Semiconductor Equipment	3.3%
Specialty Retail	3.3%
Internet & Direct Marketing Retail	3.3%
Life Sciences Tools & Services	3.2%
Pharmaceuticals	2.8%
Food & Staples Retailing	2.3%
Commercial Services & Supplies	2.1%
Multiline Retail	2.1%
Oil, Gas & Consumable Fuels	2.1%
Equity Real Estate Investment Trusts (REITs)	2.0%
Trading Companies & Distributors	2.0%
Electrical Equipment	1.9%
Machinery	1.7%
Household Durables	1.6%
Textiles, Apparel & Luxury Goods	1.2%
Building Products	1.1%
Hotels, Restaurants & Leisure	1.1%
Food Products	1.1%
Other Industries (each less than 1%)	10.7%
Cash and Other Assets, Less Liabilities	0.3%
Total	100.0%

Grandeur Peak Global Stalwarts Fund

PORTFOLIO OF INVESTMENTS

January 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.08%)
Argentina (1.31%)
Globant SA(a)	20,239	$5,164,588

Australia (0.66%)
Netwealth Group, Ltd.	240,269	2,602,237

Belgium (1.58%)
Melexis NV	39,311	4,121,849
Warehouses De Pauw CVA	49,142	2,114,144
		6,235,993

Brazil (1.06%)
CI&T, Inc., Class A(a)	93,100	1,178,646
Locaweb Servicos de Internet SA(a)(b)(c)	346,400	636,686
Patria Investments, Ltd., Class A	139,108	2,364,836
		4,180,168

Britain (12.96%)
B&M European Value Retail SA	1,298,389	9,942,569
CVS Group PLC	97,036	2,573,532
Dechra Pharmaceuticals PLC	154,234	8,663,176
Diploma PLC	42,364	1,590,051
Endava PLC, ADR(a)	78,842	9,588,764
Impax Asset Management Group PLC	199,358	2,949,196
Intertek Group PLC	90,908	6,597,235
JTC PLC(b)(c)	112,543	1,190,744
Softcat PLC	60,624	1,338,775
St. James's Place PLC	319,924	6,604,009
		51,038,051

Canada (1.04%)
Gildan Activewear, Inc.	50,899	2,026,110
Ritchie Bros Auctioneers, Inc.	34,200	2,084,832
		4,110,942

China (7.12%)
Hangzhou Tigermed Consulting Co., Ltd., Class A	75,900	1,249,634
Li Ning Co., Ltd.	212,000	2,068,696
Man Wah Holdings, Ltd.	1,596,400	2,468,011
Silergy Corp.	113,400	15,327,648
WuXi AppTec Co., Ltd., Class H(b)(c)	187,492	2,689,249
Wuxi Biologics Cayman, Inc.(a)(b)(c)	216,500	2,169,929
	Shares	Value (Note 2)
China (continued)
Yum China Holdings, Inc.	44,200	$2,080,917
		28,054,084

Finland (0.29%)
Musti Group Oyj	38,200	1,141,659

France (3.63%)
Alten SA	32,361	5,278,250
Antin Infrastructure Partners SA(a)	50,888	1,549,158
BioMerieux	17,310	2,029,809
Bureau Veritas SA	65,187	1,865,143
Esker SA	3,227	872,658
Virbac SA	6,683	2,688,514
		14,283,532

Germany (2.83%)
Atoss Software AG	8,446	1,693,409
Dermapharm Holding SE	49,500	4,002,964
Nagarro SE(a)	8,700	1,512,535
Puma SE	12,248	1,309,947
QIAGEN NV(a)	53,132	2,629,503
		11,148,358

Hong Kong (1.33%)
Techtronic Industries Co., Ltd.	316,900	5,228,882

India (6.11%)
Avenue Supermarts, Ltd.(a)(b)(c)	21,403	1,186,756
Computer Age Management Services, Ltd.	73,546	2,675,140
HCL Technologies, Ltd.	104,510	1,551,010
HDFC Asset Management Co., Ltd.(b)(c)	40,451	1,202,582
IndiaMart InterMesh, Ltd.(b)(c)	19,488	1,312,328
Metropolis Healthcare, Ltd.(b)(c)	118,002	3,990,617
Nippon Life India Asset Management, Ltd.(b)(c)	279,692	1,293,548
WNS Holdings, Ltd., ADR(a)	129,127	10,867,328
		24,079,309

Indonesia (0.35%)
Bank Tabungan Pensiunan Nasional Syariah	5,716,400	1,391,111

Ireland (0.91%)
Keywords Studios PLC	105,476	3,574,736

Israel (0.43%)
Wix.com, Ltd.(a)	13,025	1,711,094

Japan (6.72%)
BASE, Inc.(a)	233,700	941,588
BayCurrent Consulting, Inc.	12,200	4,630,130
Freee KK(a)	35,600	1,407,336
GMO Payment Gateway, Inc.	12,300	1,079,347

	Shares	Value (Note 2)
Japan (continued)
IR Japan Holdings, Ltd.	67,000	$2,983,741
M&A Capital Partners Co., Ltd.(a)	92,600	3,987,685
MonotaRO Co., Ltd.	315,800	5,188,845
Nihon M&A Center Holdings, Inc.	192,000	3,022,696
Seria Co., Ltd.	104,900	2,639,833
Systena Corp.	187,200	576,369
		26,457,570

Netherlands (1.04%)
Aalberts NV	26,284	1,606,736
Shop Apotheke Europe NV(a)(b)(c)	18,989	2,468,783
		4,075,519

Philippines (0.41%)
Wilcon Depot, Inc.	2,768,400	1,629,199

Poland (1.11%)
Dino Polska SA(a)(b)(c)	56,853	4,374,647

South Korea (0.39%)
LEENO Industrial, Inc.	9,828	1,525,062

Sweden (2.53%)
Byggfakta Group Nordic Holdco AB(a)	294,725	1,602,462
Cint Group AB(a)	136,268	1,812,220
EQT AB	100,983	3,957,175
Sagax AB, Class B	41,468	1,210,459
SwedenCare AB	120,791	1,377,779
		9,960,095

Switzerland (0.56%)
Partners Group Holding AG	1,569	2,187,498

Taiwan (0.79%)
momo.com, Inc.	18,200	743,705
Voltronic Power Technology Corp.	45,975	2,369,338
		3,113,043

United States (43.18%)
Align Technology, Inc.(a)	6,550	3,241,988
Apollo Global Management, Inc.	45,588	3,191,160
Bank of Hawaii Corp.	33,245	2,861,397
Bank of NT Butterfield & Son, Ltd.	96,956	3,553,437
Blackline, Inc.(a)	31,069	2,854,309
Blackstone, Inc.	32,600	4,302,222
Cardiovascular Systems, Inc.(a)	81,139	1,425,612
Castle Biosciences, Inc.(a)	75,510	3,265,807
Chewy, Inc., Class A(a)	40,842	1,944,488
Cloudflare, Inc., Class A(a)	11,195	1,079,198
	Shares	Value (Note 2)
United States (continued)
Cross Creek Lucid LP/Partnership Interest(a)(d)	1,300,000	$1,300,000
Datadog, Inc., Class A(a)	5,971	872,423
Elastic NV(a)	15,931	1,485,566
EPAM Systems, Inc.(a)	20,293	9,662,309
Equinix, Inc.	2,600	1,884,740
Etsy, Inc.(a)	17,160	2,695,493
Exact Sciences Corp.(a)	31,033	2,369,680
Fastenal Co.	21,339	1,209,495
Figs, Inc., Class A(a)	105,182	2,364,491
First Hawaiian, Inc.	77,868	2,207,558
First Republic Bank	70,775	12,285,832
Five Below, Inc.(a)	15,827	2,595,628
Frontage Holdings Corp.(a)(b)(c)	2,095,900	1,012,208
Genpact, Ltd.	93,002	4,626,850
Gitlab, Inc., Class A(a)	17,104	1,094,827
Glacier Bancorp, Inc.	71,225	3,698,714
Global Industrial Co.	86,910	3,038,374
Goosehead Insurance, Inc., Class A	28,000	2,760,240
Heska Corp.(a)	27,273	3,752,219
HubSpot, Inc.(a)	5,267	2,574,510
IDEXX Laboratories, Inc.(a)	2,475	1,255,567
JFrog, Ltd.(a)	98,403	2,629,328
LGI Homes, Inc.(a)	24,154	3,007,415
Littelfuse, Inc.	26,427	7,134,497
Lululemon Athletica, Inc.(a)	10,562	3,525,173
MaxCyte, Inc.(a)	160,725	1,038,283
Medpace Holdings, Inc.(a)	15,775	2,799,431
Microchip Technology, Inc.	30,550	2,367,014
Monolithic Power Systems, Inc.	5,650	2,276,555
MSCI, Inc.	2,700	1,447,524
Ollie's Bargain Outlet Holdings, Inc.(a)	51,077	2,448,631
P10, Inc., Class A(a)	214,000	2,585,120
PagerDuty, Inc.(a)	46,050	1,520,571
Paycom Software, Inc.(a)	13,191	4,422,942
Paylocity Holding Corp.(a)	10,450	2,131,591
PJT Partners, Inc., Class A	75,250	5,216,330
Pool Corp.	8,200	3,905,250
Power Integrations, Inc.	32,625	2,633,164
Qualys, Inc.(a)	24,288	3,112,264
Rapid7, Inc.(a)	36,300	3,496,779
Shoals Technologies Group, Inc., Class A(a)	132,616	2,235,906
Silicon Laboratories, Inc.(a)	7,743	1,279,066
Silvergate Capital Corp., Class A(a)	4,000	430,960
Squarespace, Inc., Class A(a)	65,106	2,157,613
SVB Financial Group(a)	8,139	4,752,362
Teladoc Health, Inc.(a)	18,080	1,386,917
Terreno Realty Corp.	22,471	1,680,157
Traeger, Inc.(a)	80,515	820,448
Ulta Beauty, Inc.(a)	4,762	1,732,130
Unity Software, Inc.(a)	9,737	1,023,846
YETI Holdings, Inc.(a)	12,375	811,553

	Shares	Value (Note 2)
United States (continued)
Zendesk, Inc.(a)	16,471	$1,622,558
		170,097,720

Vietnam (0.74%)
Vietnam Technological & Commercial Joint Stock Bank(a)	1,239,305	2,921,132

TOTAL COMMON STOCKS
(Cost $309,421,901)		390,286,229

PREFERRED STOCKS (0.42%)
United States (0.42%)
Dataminr Inc - Private Placement(a)(d)	24,262	482,814
Gusto Inc Series E Preferred(a)(d)	37,637	1,144,164
		1,626,978

TOTAL PREFERRED STOCKS
(Cost $1,626,803)		1,626,978

TOTAL INVESTMENTS (99.50%)
(Cost $311,048,704)		$391,913,207

Other Assets In Excess Of Liabilities (0.50%)		1,988,506

NET ASSETS (100.00%)		$393,901,713

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, these securities had a total aggregate market value of $23,528,077, representing 5.97% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2022, the aggregate market value of these securities was $23,528,077, representing 5.97% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2022) (Unaudited)
Technology	35.4%
Financials	23.3%
Health Care	14.7%
Consumer	14.5%
Industrials	11.6%
Cash, Cash Equivalents, & Other Net Assets	0.5%
Total	100%

Industry Composition (January 31, 2022) (Unaudited)
IT Services	16.3%
Capital Markets	11.5%
Software	9.7%
Banks	8.6%
Semiconductors & Semiconductor Equipment	7.6%
Professional Services	5.0%
Pharmaceuticals	4.2%
Multiline Retail	3.8%
Life Sciences Tools & Services	3.6%
Health Care Equipment & Supplies	3.5%
Trading Companies & Distributors	3.1%
Health Care Providers & Services	2.5%
Textiles, Apparel & Luxury Goods	2.2%
Food & Staples Retailing	2.0%
Electronic Equipment, Instruments & Components	1.8%
Specialty Retail	1.8%
Machinery	1.7%
Household Durables	1.6%
Equity Real Estate Investment Trusts (REITs)	1.4%
Internet & Direct Marketing Retail	1.4%
Electrical Equipment	1.2%
Distributors	1.0%
Other Industries (each less than 1%)	4.0%
Cash and Other Assets, Less Liabilities	0.5%
Total	100.0%

Grandeur Peak International Opportunities Fund
PORTFOLIO OF INVESTMENTS
January 31, 2022 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS (98.60%)
Argentina (0.58%)
Globant SA(a)	20,248	$5,166,885

Australia (1.72%)
Fiducian Group, Ltd.	215,640	1,125,052
HUB24, Ltd.	225,392	4,392,021
Kogan.com, Ltd.	704,867	3,112,663
Netwealth Group, Ltd.	290,554	3,146,850
PeopleIN, Ltd.	1,251,553	3,603,189
		15,379,775

Bangladesh (0.45%)
Square Pharmaceuticals, Ltd.	1,579,730	4,048,374

Belgium (1.59%)
Melexis NV	49,162	5,154,748
Warehouses De Pauw CVA	126,310	5,433,998
X-Fab Silicon Foundries SE(a)(b)(c)	371,667	3,625,662
		14,214,408

Brazil (1.52%)
Fleury SA	826,000	3,154,607
Locaweb Servicos de Internet SA(a)(b)(c)	1,135,700	2,087,425
Pagseguro Digital, Ltd., Class A(a)	140,444	3,176,843
Patria Investments, Ltd., Class A	305,618	5,195,506
		13,614,381

Britain (18.69%)
Ascential PLC(a)	1,139,000	5,441,090
B&M European Value Retail SA	2,134,166	16,342,631
boohoo Group PLC(a)	2,044,918	2,966,167
Bytes Technology Group PLC	339,088	2,125,301
CVS Group PLC	629,964	16,707,538
Dechra Pharmaceuticals PLC	258,499	14,519,641
Diploma PLC	136,392	5,119,210
Endava PLC, ADR(a)	163,670	19,905,545
Ergomed PLC(a)	62,429	953,950
Foresight Group Holdings, Ltd.	1,289,723	6,730,045
GlobalData PLC	7,120	128,383
Impax Asset Management Group PLC	886,589	13,115,726
JTC PLC(b)(c)	711,979	7,532,981
K3 Capital Group PLC	1,011,260	4,503,821
Made.com Group PLC(a)(b)(c)	1,760,262	2,447,281
Marlowe PLC(a)	225,817	2,721,162
On the Beach Group PLC(a)(b)(c)	1,628,381	6,370,039
Pensionbee Group PLC(a)	1,259,004	2,219,830
Premier Miton Group PLC	1,478,390	3,360,203
	Shares	Value (Note 2)
Britain (continued)
Softcat PLC	194,502	$4,295,236
St. James's Place PLC	260,511	5,377,581
Team17 Group PLC(a)	506,179	4,833,395
Ultra Electronics Holdings PLC	271,564	10,654,330
Victorian Plumbing Group PLC(a)	920,178	1,267,248
Volution Group PLC	1,132,460	7,673,185
		167,311,519

Canada (1.89%)
Gildan Activewear, Inc.	182,885	7,280,007
Guardian Capital Group, Ltd., Class A	48,800	1,439,641
Richelieu Hardware, Ltd.	159,350	6,265,439
Ritchie Bros Auctioneers, Inc.	31,900	1,944,624
		16,929,711

China (5.60%)
Baozun, Inc., Class A(a)	775,200	3,210,073
CSPC Pharmaceutical Group, Ltd.	3,247,480	3,946,954
Hangzhou Robam Appliances Co., Ltd., Class A	1,297,700	7,095,516
Man Wah Holdings, Ltd.	3,512,600	5,430,429
O2Micro International, Ltd., ADR(a)	457,676	1,885,625
Silergy Corp.	135,999	18,382,230
Suofeiya Home Collection Co., Ltd., Class A	2,251,000	7,747,790
TK Group Holdings, Ltd.	7,310,000	2,432,072
		50,130,689

Colombia (0.51%)
Parex Resources, Inc.	216,375	4,602,746

Finland (1.35%)
Musti Group Oyj	402,810	12,038,524

France (6.20%)
Alten SA	70,379	11,479,186
Antin Infrastructure Partners SA(a)	71,455	2,175,269
Bureau Veritas SA	157,583	4,508,795
Esker SA	42,460	11,482,202
Neurones	77,697	2,969,500
Thermador Groupe	71,633	7,806,139
Virbac SA	37,419	15,053,343
		55,474,434

Georgia (0.19%)
TBC Bank Group PLC	88,225	1,680,061

Germany (6.05%)
Atoss Software AG	26,667	5,346,689
Dermapharm Holding SE	137,507	11,119,910
Exasol AG(a)	294,269	2,176,057
Fashionette AG(a)	132,020	2,773,529

	Shares	Value (Note 2)
Germany (continued)
Friedrich Vorwerk Group SE(a)	94,554	$2,708,766
Mensch und Maschine Software SE	58,936	3,660,399
Nagarro SE(a)	55,164	9,590,519
Nexus AG	63,706	4,516,079
PATRIZIA AG	300,526	6,533,198
QIAGEN NV(a)	115,506	5,716,392
		54,141,538

India (7.92%)
Castrol India, Ltd.	3,506,788	5,877,847
Cera Sanitaryware, Ltd.	4,863	318,927
Computer Age Management Services, Ltd.	225,357	8,197,068
EPL, Ltd.	1,115,229	2,853,289
Gulf Oil Lubricants India, Ltd.	203,478	1,239,154
IndiaMart InterMesh, Ltd.(b)(c)	53,544	3,605,669
L&T Technology Services, Ltd.(b)(c)	55,702	3,530,871
Metropolis Healthcare, Ltd.(b)(c)	344,832	11,661,604
Nippon Life India Asset Management, Ltd.(b)(c)	829,002	3,834,051
Polycab India, Ltd.	144,073	4,896,905
Tarsons Products, Ltd.(a)	303,500	2,860,215
Time Technoplast, Ltd.	1,935,734	2,210,465
WNS Holdings, Ltd., ADR(a)	235,269	19,800,239
		70,886,304

Indonesia (1.90%)
Ace Hardware Indonesia Tbk PT	36,790,700	3,168,203
Arwana Citramulia Tbk PT	63,783,500	3,769,710
Bank Tabungan Pensiunan Nasional Syariah	16,060,000	3,908,272
Selamat Sempurna Tbk PT	39,450,800	3,626,345
Ultrajaya Milk Industry & Trading Co. Tbk PT	22,958,000	2,554,082
		17,026,612

Ireland (2.98%)
Irish Residential Properties REIT PLC	4,009,273	7,549,286
Keywords Studios PLC	189,679	6,428,499
Uniphar PLC	2,876,964	12,664,385
		26,642,170

Israel (0.44%)
Wix.com, Ltd.(a)	30,251	3,974,074

Italy (2.10%)
FinecoBank Banca Fineco SpA	274,423	4,613,646
GVS SpA(b)(c)	300,176	3,361,143
Interpump Group SpA	125,821	7,769,860
Piovan SpA(b)(c)	246,255	3,092,226
		18,836,875

	Shares	Value (Note 2)
Japan (12.23%)
AIT Corp.	361,300	$4,604,552
BayCurrent Consulting, Inc.	22,900	8,690,981
Beenos, Inc.	193,100	3,063,436
Charm Care Corp.	480,900	4,813,977
Create SD Holdings Co., Ltd.	115,500	3,117,252
eGuarantee, Inc.	200,900	3,305,534
Funai Soken Holdings, Inc.	226,000	4,683,767
gremz, Inc.	331,800	5,574,428
Japan Lifeline Co., Ltd.	533,500	4,670,430
M&A Capital Partners Co., Ltd.(a)	189,900	8,177,768
MarkLines Co., Ltd.	163,700	3,601,384
MonotaRO Co., Ltd.	153,700	2,525,413
Naigai Trans Line, Ltd.	93,700	1,519,884
Nihon M&A Center Holdings, Inc.	172,200	2,710,981
Open Door, Inc.(a)	198,900	2,665,680
Seria Co., Ltd.	434,100	10,924,228
Strike Co., Ltd.	153,100	5,960,818
Sun*, Inc.(a)	203,700	2,811,350
Synchro Food Co., Ltd.(a)	644,400	1,640,289
System Information Co., Ltd.	423,300	3,357,566
Systena Corp.	822,400	2,532,082
Trancom Co., Ltd.	88,990	6,318,840
Tsuruha Holdings, Inc.	37,200	2,996,251
User Local, Inc.	222,200	2,814,199
Visional, Inc.(a)	17,200	1,263,370
YAKUODO Holdings Co., Ltd.	250,200	5,073,524
		109,417,984

Luxembourg (0.39%)
Sword Group	75,337	3,471,506

Malaysia (0.11%)
Scicom MSC Bhd	3,539,900	964,024

Netherlands (1.42%)
Aalberts NV	111,118	6,792,622
Shop Apotheke Europe NV(a)(b)(c)	45,560	5,923,312
		12,715,934

New Zealand (0.00%)(d)
CBL Corp., Ltd.(a)(e)	1,542,256	1

Norway (1.58%)
Bouvet ASA	187,344	1,443,036
Nordhealth AS, Class A(a)	985,229	3,434,011
Nordic Semiconductor ASA(a)	76,983	2,281,000
Self Storage Group ASA(a)	1,016,072	3,884,242
SmartCraft ASA(a)	1,335,830	3,067,679
		14,109,968

Philippines (1.62%)
Puregold Price Club, Inc.	9,710,100	7,067,086
Robinsons Land Corp.	11,279,400	4,060,259

	Shares	Value (Note 2)
Philippines (continued)
Wilcon Depot, Inc.	5,738,600	$3,377,156
		14,504,501

Poland (1.13%)
Dino Polska SA(a)(b)(c)	105,634	8,128,181
LiveChat Software SA	73,699	1,962,479
		10,090,660

Singapore (0.45%)
Riverstone Holdings, Ltd.	7,661,900	3,998,401

South Africa (0.47%)
Italtile, Ltd.	4,209,423	4,245,026

South Korea (1.71%)
Douzone Bizon Co., Ltd.	82,416	3,653,098
Hyundai Ezwel Co., Ltd.	317,661	2,691,837
LEENO Industrial, Inc.	23,508	3,647,858
Suprema, Inc.(a)	111,542	2,114,852
Tokai Carbon Korea Co., Ltd.	29,350	3,188,650
		15,296,295

Sweden (5.87%)
Beijer Alma AB	330,809	8,406,500
Boozt AB(a)(b)(c)	211,733	3,979,669
Byggfakta Group Nordic Holdco AB(a)	912,520	4,961,502
Cint Group AB(a)	471,716	6,273,321
Hexpol AB	439,674	5,246,071
KNOW IT AB	214,132	7,821,359
Lyko Group AB, Class A(a)(c)	100,753	3,144,226
OEM International AB, Class B	124,515	2,248,674
Sagax AB, Class B	117,372	3,426,111
SwedenCare AB	410,886	4,686,693
Teqnion AB(a)	161,900	2,371,194
		52,565,320

Taiwan (2.54%)
Bioteque Corp.	932,000	3,874,637
Poya International Co., Ltd.	256,974	3,921,859
Sporton International, Inc.	1,085,703	8,232,043
Voltronic Power Technology Corp.	74,850	3,857,421
Wistron Information Technology & Services Corp.	929,000	2,825,186
		22,711,146

United States (5.73%)
Bank of NT Butterfield & Son, Ltd.	309,782	11,353,510
Bizlink Holding, Inc.	558,900	6,088,511
EPAM Systems, Inc.(a)	29,720	14,150,881
Frontage Holdings Corp.(a)(b)(c)	15,491,500	7,481,572
Genpact, Ltd.	202,618	10,080,245
	Shares	Value (Note 2)
United States (continued)
Lululemon Athletica, Inc.(a)	6,361	$2,123,047
		51,277,766

Vietnam (1.67%)
Vietnam Dairy Products JSC	1,642,117	6,050,448
Vietnam Technological & Commercial Joint Stock Bank(a)	3,772,473	8,891,994
		14,942,442

TOTAL COMMON STOCKS
(Cost $637,252,363)		882,410,054

TOTAL INVESTMENTS (98.60%)
(Cost $637,252,363)		$882,410,054

Other Assets In Excess Of Liabilities (1.40%)		12,545,673

NET ASSETS (100.00%)		$894,955,727

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, these securities had a total aggregate market value of $76,661,686, representing 8.57% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2022, the aggregate market value of these securities was $79,805,912, representing 8.92% of net assets.
(d)	Less than 0.005%.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.

 For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2022) (Unaudited)
Technology	28.2%
Consumer	18.3%
Industrials	18.2%
Health Care	15.9%
Financials	15.2%
Energy & Materials	2.8%
Cash, Cash Equivalents, & Other Net Assets	1.4%
Total	100%

Industry Composition (January 31, 2022) (Unaudited)
IT Services	16.0%
Capital Markets	8.4%
Pharmaceuticals	6.0%
Software	6.0%
Health Care Providers & Services	5.4%
Professional Services	4.6%
Semiconductors & Semiconductor Equipment	4.3%
Food & Staples Retailing	3.7%
Multiline Retail	3.5%
Trading Companies & Distributors	3.4%
Banks	3.4%
Machinery	3.1%
Specialty Retail	3.0%
Internet & Direct Marketing Retail	2.4%
Household Durables	2.3%
Health Care Equipment & Supplies	1.8%
Life Sciences Tools & Services	1.8%
Electrical Equipment	1.7%
Equity Real Estate Investment Trusts (REITs)	1.5%
Real Estate Management & Development	1.5%
Commercial Services & Supplies	1.5%
Chemicals	1.4%
Building Products	1.3%
Aerospace & Defense	1.2%
Hotels, Restaurants & Leisure	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Food Products	1.0%
Other Industries (each less than 1%)	6.4%
Cash and Other Assets, Less Liabilities	1.4%
Total	100.0%

Grandeur Peak International Stalwarts Fund
PORTFOLIO OF INVESTMENTS
January 31, 2022 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS (98.49%)
Argentina (1.84%)
Globant SA(a)	136,325	$34,787,414

Australia (0.99%)
Netwealth Group, Ltd.	1,728,376	18,719,202

Belgium (2.60%)
Melexis NV	291,617	30,576,710
Warehouses De Pauw CVA	432,796	18,619,371
		49,196,081

Brazil (1.58%)
CI&T, Inc., Class A(a)	595,700	7,541,562
Locaweb Servicos de Internet SA(a)(b)(c)	2,905,400	5,340,145
Patria Investments, Ltd., Class A	999,452	16,990,684
		29,872,391

Britain (19.52%)
Abcam PLC(a)	730,806	13,163,766
B&M European Value Retail SA	9,754,291	74,694,649
boohoo Group PLC(a)	2,203,853	3,196,703
CVS Group PLC	580,514	15,396,054
Dechra Pharmaceuticals PLC	1,237,048	69,483,799
Diploma PLC	339,593	12,745,966
Endava PLC, ADR(a)	452,244	55,001,915
Impax Asset Management Group PLC	1,235,435	18,276,368
Intertek Group PLC	578,014	41,946,740
JTC PLC(b)(c)	710,450	7,516,804
Softcat PLC	539,638	11,916,960
St. James's Place PLC	2,246,335	46,369,817
		369,709,541

Canada (2.18%)
Gildan Activewear, Inc.	509,684	20,288,723
Ritchie Bros Auctioneers, Inc.	344,174	20,980,847
		41,269,570

China (9.89%)
Hangzhou Tigermed Consulting Co., Ltd., Class A	514,550	8,471,665
Li Ning Co., Ltd.	1,520,500	14,837,042
Man Wah Holdings, Ltd.	11,256,700	17,402,695
Silergy Corp.	727,200	98,291,586
WuXi AppTec Co., Ltd., Class H(b)(c)	1,494,312	21,433,321
Wuxi Biologics Cayman, Inc.(a)(b)(c)	1,392,400	13,955,698

	Shares	Value (Note 2)
China (continued)
Yum China Holdings, Inc.	275,200	$12,956,295
		187,348,302

Finland (0.35%)
Musti Group Oyj	224,700	6,715,465

France (5.40%)
Alten SA	257,717	42,035,001
Antin Infrastructure Partners SA(a)	302,001	9,193,666
BioMerieux	122,258	14,336,247
Bureau Veritas SA	497,012	14,220,601
Esker SA	23,321	6,306,557
Virbac SA	40,485	16,286,769
		102,378,841

Germany (4.52%)
Atoss Software AG	59,351	11,899,777
Dermapharm Holding SE	356,764	28,850,774
Nagarro SE(a)	59,200	10,292,196
PATRIZIA AG	138,833	3,018,120
Puma SE	123,122	13,168,137
QIAGEN NV(a)	371,179	18,369,649
		85,598,653

Hong Kong (1.83%)
Techtronic Industries Co., Ltd.	2,097,500	34,608,964

India (9.68%)
Avenue Supermarts, Ltd.(a)(b)(c)	153,919	8,534,517
Computer Age Management Services, Ltd.	462,765	16,832,475
HCL Technologies, Ltd.	696,561	10,337,509
HDFC Asset Management Co., Ltd.(b)(c)	306,419	9,109,640
HDFC Bank, Ltd.	714,291	14,365,176
IndiaMart InterMesh, Ltd.(b)(c)	134,101	9,030,402
Marico, Ltd.	830,658	5,389,829
Metropolis Healthcare, Ltd.(b)(c)	746,705	25,252,233
Nippon Life India Asset Management, Ltd.(b)(c)	1,830,720	8,466,897
WNS Holdings, Ltd., ADR(a)	904,320	76,107,571
		183,426,249

Indonesia (0.50%)
Bank Tabungan Pensiunan Nasional Syariah	38,835,900	9,450,888

Ireland (1.38%)
Keywords Studios PLC	773,756	26,223,726

Israel (0.79%)
Wix.com, Ltd.(a)	113,379	14,894,599

	Shares	Value (Note 2)
Italy (0.63%)
Interpump Group SpA	192,829	$11,907,824

Japan (10.38%)
BASE, Inc.(a)	1,270,800	5,120,115
BayCurrent Consulting, Inc.	79,900	30,323,555
Freee KK(a)	183,100	7,238,293
GMO Payment Gateway, Inc.	82,700	7,257,074
IR Japan Holdings, Ltd.	400,700	17,844,552
M&A Capital Partners Co., Ltd.(a)	611,200	26,320,442
M3, Inc.	168,900	6,493,629
MonotaRO Co., Ltd.	1,730,700	28,436,776
Nihon M&A Center Holdings, Inc.	1,268,900	19,976,558
Seria Co., Ltd.	876,500	22,057,327
Systena Corp.	5,688,100	17,513,055
Visional, Inc.(a)	35,800	2,629,573
WealthNavi, Inc.(a)	377,700	5,412,606
		196,623,555

Netherlands (1.99%)
Aalberts NV	319,269	19,516,851
Shop Apotheke Europe NV(a)(b)(c)	139,939	18,193,644
		37,710,495

Norway (0.84%)
Nordic Semiconductor ASA(a)	538,192	15,946,586

Philippines (0.72%)
Wilcon Depot, Inc.	23,051,800	13,565,945

Poland (1.84%)
Dino Polska SA(a)(b)(c)	453,272	34,877,757

South Korea (0.59%)
LEENO Industrial, Inc.	72,428	11,239,027

Sweden (3.97%)
Byggfakta Group Nordic Holdco AB(a)	1,999,452	10,871,307
Cint Group AB(a)	874,902	11,635,266
EQT AB	866,333	33,948,597
Sagax AB, Class B	332,596	9,708,541
SwedenCare AB	792,219	9,036,294
		75,200,005

Switzerland (1.32%)
Partners Group Holding AG	17,934	25,003,563

Taiwan (1.51%)
momo.com, Inc.	221,700	9,059,311
Voltronic Power Technology Corp.	379,490	19,557,151
		28,616,462
	Shares	Value (Note 2)
United States (10.64%)
Ashtead Group PLC	225,501	$16,129,633
Bank of NT Butterfield & Son, Ltd.	801,853	29,387,912
EPAM Systems, Inc.(a)	126,339	60,155,051
Frontage Holdings Corp.(a)(b)(c)	11,135,300	5,377,758
Genpact, Ltd.	725,850	36,111,038
JFrog, Ltd.(a)	369,620	9,876,246
Lululemon Athletica, Inc.(a)	81,089	27,064,265
Monolithic Power Systems, Inc.	43,150	17,386,430
		201,488,333

Vietnam (1.01%)
Vietnam Technological & Commercial Joint Stock Bank(a)	8,084,926	19,056,760

TOTAL COMMON STOCKS
(Cost $1,390,617,631)		1,865,436,198

TOTAL INVESTMENTS (98.49%)
(Cost $1,390,617,631)		$1,865,436,198

Other Assets In Excess Of Liabilities (1.51%)		28,524,604

NET ASSETS (100.00%)		$1,893,960,802

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, these securities had a total aggregate market value of $167,088,817, representing 8.82% of net assets.
(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2022, the aggregate market value of these securities was $167,088,817, representing 8.82% of net assets.

For Fund compliance purposes, the Fund's geographical classifications refer to any one or more of the country sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Geographical regions are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

Sector Composition (January 31, 2022) (Unaudited)
Technology	35.1%
Financials	17.5%
Consumer	16.1%
Industrials	15.7%
Health Care	14.1%
Cash, Cash Equivalents, & Other Net Assets	1.5%
Total	100%

Industry Composition (January 31, 2022) (Unaudited)
IT Services	22.1%
Capital Markets	11.9%
Semiconductors & Semiconductor Equipment	9.1%
Pharmaceuticals	6.6%
Professional Services	6.6%
Multiline Retail	5.1%
Textiles, Apparel & Luxury Goods	4.0%
Software	3.9%
Banks	3.9%
Trading Companies & Distributors	3.6%
Life Sciences Tools & Services	3.6%
Machinery	3.4%
Food & Staples Retailing	3.3%
Health Care Providers & Services	2.1%
Commercial Services & Supplies	1.1%
Specialty Retail	1.1%
Electrical Equipment	1.0%
Equity Real Estate Investment Trusts (REITs)	1.0%
Other Industries (each less than 1%)	5.1%
Cash and Other Assets, Less Liabilities	1.5%
Total	100.0%

Grandeur Peak US Stalwarts Fund
PORTFOLIO OF INVESTMENTS
January 31, 2022 (Unaudited)
	Shares	Value (Note 2)
COMMON STOCKS (98.37%)
Argentina (2.25%)
Globant SA(a)	13,425	$3,425,792

Britain (2.88%)
Endava PLC, ADR(a)	36,118	4,392,671

Canada (1.41%)
Gildan Activewear, Inc.	22,894	911,329
Ritchie Bros Auctioneers, Inc.	20,350	1,240,536
		2,151,865

China (0.31%)
O2Micro International, Ltd., ADR(a)	116,225	478,847

Germany (0.95%)
QIAGEN NV(a)	29,308	1,450,453

Hong Kong (1.53%)
Techtronic Industries Co., Ltd.	141,000	2,326,514

India (2.24%)
WNS Holdings, Ltd., ADR(a)	40,600	3,416,896

Israel (0.72%)
Wix.com, Ltd.(a)	8,387	1,101,800

United States (86.08%)
4imprint Group PLC	13,500	513,807
Align Technology, Inc.(a)	4,700	2,326,312
Alpha Teknova, Inc.(a)	44,830	707,417
Apollo Global Management, Inc.	29,719	2,080,330
Bank of Hawaii Corp.	24,516	2,110,092
Bank of NT Butterfield & Son, Ltd.	67,311	2,466,948
Blackline, Inc.(a)	30,375	2,790,551
Blackstone, Inc.	23,625	3,117,791
Cardiovascular Systems, Inc.(a)	54,698	961,044
Castle Biosciences, Inc.(a)	50,235	2,172,664
Chewy, Inc., Class A(a)	29,943	1,425,586
Cloudflare, Inc., Class A(a)	5,923	570,977
Cross Creek Lucid LP/Partnership Interest(a)(b)	700,000	700,000
Datadog, Inc., Class A(a)	3,377	493,413
Dexcom, Inc.(a)	1,563	672,840
Elastic NV(a)	10,733	1,000,852
EPAM Systems, Inc.(a)	10,625	5,058,987
Equinix, Inc.	3,300	2,392,170
Etsy, Inc.(a)	15,268	2,398,297
Exact Sciences Corp.(a)	28,025	2,139,989
Fastenal Co.	23,397	1,326,142
Figs, Inc., Class A(a)	64,482	1,449,555
	Shares	Value (Note 2)
United States (continued)
First Hawaiian, Inc.	50,409	$1,429,095
First Republic Bank	33,150	5,754,508
Five Below, Inc.(a)	7,175	1,176,700
Freshpet, Inc.(a)	6,575	611,672
Frontage Holdings Corp.(a)(c)(d)	2,035,000	982,797
Genpact, Ltd.	63,450	3,156,638
Gitlab, Inc., Class A(a)	9,012	576,858
Glacier Bancorp, Inc.	36,275	1,883,761
Global Industrial Co.	78,125	2,731,250
Goosehead Insurance, Inc., Class A	26,413	2,603,794
Heska Corp.(a)	24,195	3,328,748
Houlihan Lokey, Inc.	19,278	2,048,866
HubSpot, Inc.(a)	3,436	1,679,517
IDEXX Laboratories, Inc.(a)	1,385	702,611
JFrog, Ltd.(a)	48,406	1,293,408
Joint Corp.(a)	19,183	1,036,649
LeMaitre Vascular, Inc.	38,550	1,631,051
LGI Homes, Inc.(a)	17,851	2,222,628
Littelfuse, Inc.	14,420	3,892,967
Lululemon Athletica, Inc.(a)	7,103	2,370,698
Marcus & Millichap, Inc.(a)	16,517	773,161
MaxCyte, Inc.(a)	90,700	585,922
Medpace Holdings, Inc.(a)	12,500	2,218,250
Microchip Technology, Inc.	13,900	1,076,972
Monolithic Power Systems, Inc.	4,799	1,933,661
Morningstar, Inc.	1,750	502,968
MSCI, Inc.	1,700	911,404
NV5 Global, Inc.(a)	8,401	878,661
Ollie's Bargain Outlet Holdings, Inc.(a)	39,032	1,871,194
P10, Inc., Class A(a)	92,500	1,117,400
PagerDuty, Inc.(a)	27,595	911,187
Paycom Software, Inc.(a)	11,979	4,016,559
Paylocity Holding Corp.(a)	9,325	1,902,114
PJT Partners, Inc., Class A	61,850	4,287,442
Pool Corp.	7,550	3,595,688
Power Integrations, Inc.	21,269	1,716,621
Qualys, Inc.(a)	21,788	2,791,914
Rapid7, Inc.(a)	19,425	1,871,210
Rexford Industrial Realty, Inc.	15,850	1,159,745
Shoals Technologies Group, Inc., Class A(a)	87,272	1,471,406
Silicon Laboratories, Inc.(a)	6,253	1,032,933
Silvergate Capital Corp., Class A(a)	2,100	226,254
Squarespace, Inc., Class A(a)	34,640	1,147,970
SVB Financial Group(a)	5,555	3,243,564
Teladoc Health, Inc.(a)	12,554	963,017
Terreno Realty Corp.	20,499	1,532,710
Traeger, Inc.(a)	42,376	431,811
TriMas Corp.	24,591	854,783
Ulta Beauty, Inc.(a)	5,800	2,109,692
Unity Software, Inc.(a)	5,145	540,997
WW Grainger, Inc.	3,625	1,794,774
YETI Holdings, Inc.(a)	11,225	736,136

	Shares	Value (Note 2)
United States (continued)
Zendesk, Inc.(a)	9,166	$902,943
		131,101,043

TOTAL COMMON STOCKS
(Cost $142,785,682)		149,845,881

PREFERRED STOCKS (0.41%)
United States (0.41%)
Gusto Inc Series E Preferred(a)(b)	20,595	626,088

TOTAL PREFERRED STOCKS
(Cost $625,992)		626,088

TOTAL INVESTMENTS (98.78%)
(Cost $143,411,674)		$150,471,969

Other Assets In Excess Of Liabilities (1.22%)		1,859,215

NET ASSETS (100.00%)		$152,331,184

(a)	Non-Income Producing Security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also footnote 2 to the financial statements for additional information.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2022, these securities had a total aggregate market value of $982,797, representing 0.65% of net assets.
(d)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of January 31, 2022, the aggregate market value of these securities was $982,797, representing 0.65% of net assets.

Sector Composition (January 31, 2022) (Unaudited)
Technology	35.7%
Financials	26.5%
Health Care	15.3%
Consumer	13.0%
Industrials	7.7%
Energy & Materials	0.6%
Cash, Cash Equivalents, & Other Net Assets	1.2%
Total	100%

Industry Composition (January 31, 2022) (Unaudited)
IT Services	14.7%
Software	14.0%
Banks	11.3%
Capital Markets	8.3%
Health Care Equipment & Supplies	7.3%
Semiconductors & Semiconductor Equipment	4.1%
Life Sciences Tools & Services	3.9%
Trading Companies & Distributors	3.8%
Equity Real Estate Investment Trusts (REITs)	3.3%
Electronic Equipment, Instruments & Components	2.6%
Distributors	2.4%
Internet & Direct Marketing Retail	2.4%
Specialty Retail	2.2%
Textiles, Apparel & Luxury Goods	2.2%
Health Care Providers & Services	2.1%
Household Durables	1.7%
Insurance	1.7%
Machinery	1.5%
Biotechnology	1.4%
Diversified Financial Services	1.4%
Multiline Retail	1.2%
Electrical Equipment	1.0%
Other Industries (each less than 1%)	4.3%
Cash and Other Assets, Less Liabilities	1.2%
Total	100.0%

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As of January 31, 2022, the Trust consists of multiple separate portfolios or series. This quarterly report describes the Grandeur Peak Emerging Markets Opportunities Fund, Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund, Grandeur Peak Global Opportunities Fund, Grandeur Peak Global Reach Fund, Grandeur Peak Global Stalwarts Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak International Stalwarts Fund and Grandeur Peak US Stalwarts Fund (individually a “Fund” and collectively, the “Funds”). The Funds seek long-term growth of capital. The Funds offer Investor Class (except the Grandeur Peak Global Contrarian Fund, Grandeur Peak Global Explorer Fund, Grandeur Peak Global Micro Cap Fund and Grandeur Peak US Stalwarts Fund) and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities, including short positions, based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Equity securities that are primarily traded on foreign securities exchanges are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”). The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of each Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.

Corporate Bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Forward currency exchange contracts have a fair value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service.

When such prices or quotations are not available, or when Grandeur Peak Global Advisors, LLC (the “Adviser”) believes that they are unreliable, Securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments in the fair value hierarchy as of January 31, 2022:

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Emerging Markets Opportunities Fund
Common Stocks
China	$3,063,572	$96,112,026	$–	$99,175,598
Georgia	–	6,890,383	–	6,890,383
Greece	–	8,652,884	–	8,652,884
Hong Kong	–	11,340,300	–	11,340,300
India	26,186,557	90,975,461	–	117,162,018
Indonesia	8,928,051	19,729,109	–	28,657,160
Kenya	–	3,611,518	–	3,611,518
Malaysia	–	965,549	–	965,549
Philippines	6,603,907	19,537,555	–	26,141,462
Poland	13,969,740	7,314,718	–	21,284,458
Russia	7,630,286	1,177,244	–	8,807,530
South Korea	–	22,496,562	–	22,496,562
Taiwan	–	59,908,210	–	59,908,210
Thailand	–	9,191,885	–	9,191,885
United States	12,499,488	15,280,514	–	27,780,002
Vietnam	–	32,411,669	–	32,411,669
Other*	93,023,824	–	–	93,023,824
Total	$171,905,425	$405,595,587	$–	$577,501,012

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Contrarian Fund
Common Stocks
Australia	$2,041,556	$2,260,799	$–	$4,302,355
Belgium	–	446,356	–	446,356
Britain	2,938,275	8,286,944	–	11,225,219
China	2,114,907	5,333,089	–	7,447,996
France	473,710	1,117,481	–	1,591,191
Germany	–	479,534	–	479,534
Greece	–	1,273,585	–	1,273,585
Hong Kong	–	3,136,591	–	3,136,591
India	–	3,668,907	–	3,668,907
Indonesia	751,813	425,152	–	1,176,965
Ireland	–	539,290	–	539,290
Italy	–	1,585,249	–	1,585,249
Japan	–	15,129,371	–	15,129,371
Oman	–	567,704	–	567,704
Philippines	520,266	2,138,826	–	2,659,092
South Korea	–	540,959	–	540,959
Taiwan	–	7,178,900	–	7,178,900
United Arab Emirates	–	833,729	–	833,729
United States	26,765,327	1,742,998	–	28,508,325
Vietnam	–	3,271,853	–	3,271,853
Other*	11,868,125	–	–	11,868,125
Total	$47,473,979	$59,957,317	$–	$107,431,296

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Explorer Fund
Common Stocks
Australia	$26,693	$194,017	$–	$220,710
Belgium	–	31,046	–	31,046
Britain	299,004	568,193	–	867,197
China	29,083	484,430	–	513,513
Denmark	–	9,610	–	9,610
Finland	–	82,785	–	82,785
France	41,044	235,687	–	276,731
Germany	33,392	222,121	–	255,513
Greece	–	44,362	–	44,362
Hong Kong	–	52,389	–	52,389
India	95,232	335,970	–	431,202
Indonesia	58,128	61,421	–	119,549
Ireland	26,164	70,636	–	96,800
Italy	–	70,242	–	70,242
Japan	–	931,404	–	931,404
Luxembourg	–	9,354	–	9,354
Netherlands	–	65,261	–	65,261
Norway	68,782	49,973	–	118,755
Philippines	26,053	81,542	–	107,595
Poland	75,271	15,045	–	90,316
South Korea	–	80,668	–	80,668
Sweden	27,707	219,626	–	247,333
Taiwan	–	311,436	–	311,436
Thailand	–	46,129	–	46,129
United States	2,375,223	38,636	–	2,413,859
Vietnam	–	89,769	–	89,769
Other*	595,326	–	–	595,326
Total	$3,777,102	$4,401,752	$–	$8,178,854

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Micro Cap Fund
Common Stocks
Australia	$–	$2,725,650	$–	$2,725,650
Belgium	–	339,664	–	339,664
Britain	2,985,463	5,955,843	–	8,941,306
China	480,306	720,838	–	1,201,144
Finland	–	1,199,220	–	1,199,220
France	488,422	1,174,737	–	1,663,159
Georgia	–	210,424	–	210,424
Germany	229,538	2,340,619	–	2,570,157
Greece	–	1,404,472	–	1,404,472
Hong Kong	–	482,092	–	482,092
India	–	3,000,983	–	3,000,983
Indonesia	694,722	243,664	–	938,386
Ireland	–	574,422	–	574,422
Israel	–	131,029	–	131,029
Italy	–	316,537	–	316,537
Japan	–	9,774,066	–	9,774,066
Luxembourg	–	328,226	–	328,226
New Zealand	–	192,500	–	192,500
Norway	2,206,285	614,955	–	2,821,240
Oman	–	221,817	–	221,817
Philippines	132,660	1,062,549	–	1,195,209
Poland	343,979	170,421	–	514,400
South Korea	–	579,098	–	579,098
Sweden	981,229	3,797,152	–	4,778,381
Taiwan	–	4,133,692	–	4,133,692
Thailand	–	471,787	–	471,787
United States	9,183,035	813,109	–	9,996,144
Vietnam	–	371,381	–	371,381
Other*	1,086,250	–	–	1,086,250
Total	$18,811,889	$43,350,947	$–	$62,162,836

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Opportunities Fund
Common Stocks
Australia	$–	$3,520,864	$–	$3,520,864
Belgium	–	12,367,737	–	12,367,737
Britain	62,308,390	113,321,610	–	175,630,000
China	2,806,066	40,824,705	–	43,630,771
Finland	–	12,190,257	–	12,190,257
France	7,336,570	49,735,209	–	57,071,779
Georgia	–	1,041,152	–	1,041,152
Germany	10,549,192	21,979,716	–	32,528,908
India	20,182,662	23,116,644	–	43,299,306
Indonesia	5,469,817	7,563,821	–	13,033,638
Ireland	6,526,988	5,941,868	–	12,468,856
Italy	–	8,610,283	–	8,610,283
Japan	–	85,724,195	–	85,724,195
Luxembourg	–	1,921,108	–	1,921,108
Netherlands	–	10,704,618	–	10,704,618
New Zealand	–	–	1	1
Norway	3,658,331	4,860,052	–	8,518,383
Philippines	6,239,724	3,940,646	–	10,180,370
South Korea	–	6,588,605	–	6,588,605
Sweden	6,532,750	32,355,842	–	38,888,592
Taiwan	–	20,915,551	–	20,915,551
United States	221,402,352	16,262,634	–	237,664,986
Vietnam	–	19,359,633	–	19,359,633
Other*	66,862,844	–	–	66,862,844
Preferred Stocks*	–	–	1,923,136	1,923,136
Total	$419,875,686	$502,846,750	$1,923,137	$924,645,573

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Reach Fund
Common Stocks
Australia	$–	$7,145,671	$–	$7,145,671
Belgium	–	2,813,544	–	2,813,544
Britain	17,318,964	36,263,833	–	53,582,797
China	874,701	17,737,838	–	18,612,539
Denmark	–	486,145	–	486,145
Finland	–	3,243,985	–	3,243,985
France	1,595,353	10,378,738	–	11,974,091
Germany	3,202,266	8,852,705	–	12,054,971
Greece	–	2,130,881	–	2,130,881
Hong Kong	–	4,232,390	–	4,232,390
India	4,147,321	13,698,893	–	17,846,214
Indonesia	2,955,829	2,238,076	–	5,193,905
Ireland	1,538,469	2,305,313	–	3,843,782
Italy	–	2,076,153	–	2,076,153
Japan	–	27,157,020	–	27,157,020
Luxembourg	–	236,297	–	236,297
Netherlands	–	2,123,278	–	2,123,278
New Zealand	–	1,254,552	1	1,254,553
Norway	4,551,123	1,826,039	–	6,377,162
Oman	–	1,278,901	–	1,278,901
Philippines	1,337,597	3,622,455	–	4,960,052
Poland	4,063,055	743,702	–	4,806,757
South Korea	–	2,567,979	–	2,567,979
Spain	–	–	–	–
Sweden	1,450,482	19,189,933	–	20,640,415
Switzerland	–	1,374,680	–	1,374,680
Taiwan	–	10,158,151	–	10,158,151
Thailand	–	541,350	–	541,350
United Arab Emirates	–	557,601	–	557,601
United States	112,829,461	6,283,377	1,000,000	120,112,838
Vietnam	–	6,979,917	–	6,979,917
Other*	23,976,889	–	–	23,976,889
Preferred Stocks*	–	–	1,892,203	1,892,203
Total	$179,841,510	$199,499,397	$2,892,204	$382,233,111

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak Global Stalwarts Fund
Common Stocks
Australia	$–	$2,602,237	$–	$2,602,237
Belgium	–	6,235,993	–	6,235,993
Britain	13,501,071	37,536,980	–	51,038,051
China	–	28,054,084	–	28,054,084
Finland	–	1,141,659	–	1,141,659
France	–	14,283,532	–	14,283,532
Germany	2,629,503	8,518,855	–	11,148,358
Hong Kong	–	5,228,882	–	5,228,882
India	10,867,328	13,211,981	–	24,079,309
Indonesia	–	1,391,111	–	1,391,111
Japan	–	26,457,570	–	26,457,570
Netherlands	–	4,075,519	–	4,075,519
Philippines	–	1,629,199	–	1,629,199
South Korea	–	1,525,062	–	1,525,062
Sweden	1,602,462	8,357,633	–	9,960,095
Switzerland	–	2,187,498	–	2,187,498
Taiwan	–	3,113,043	–	3,113,043
United States	167,785,512	1,012,208	1,300,000	170,097,720
Vietnam	–	2,921,132	–	2,921,132
Other*	23,116,175	–	–	23,116,175
Preferred Stocks*	–	–	1,626,978	1,626,978
Total	$219,502,051	$169,484,178	$2,926,978	$391,913,207

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Opportunities Fund
Common Stocks
Australia	$–	$15,379,775	$–	$15,379,775
Belgium	–	14,214,408	–	14,214,408
Britain	62,040,202	105,271,317	–	167,311,519
China	1,885,625	48,245,064	–	50,130,689
Finland	–	12,038,524	–	12,038,524
France	7,806,139	47,668,295	–	55,474,434
Georgia	–	1,680,061	–	1,680,061
Germany	11,198,687	42,942,851	–	54,141,538
India	22,660,454	48,225,850	–	70,886,304
Indonesia	6,323,792	10,702,820	–	17,026,612
Ireland	6,428,499	20,213,671	–	26,642,170
Italy	–	18,836,875	–	18,836,875
Japan	–	109,417,984	–	109,417,984
Luxembourg	–	3,471,506	–	3,471,506
Malaysia	–	964,024	–	964,024
Netherlands	–	12,715,934	–	12,715,934
New Zealand	–	–	1	1
Norway	7,318,253	6,791,715	–	14,109,968
Philippines	7,067,086	7,437,415	–	14,504,501
Poland	8,128,181	1,962,479	–	10,090,660
South Korea	–	15,296,295	–	15,296,295
Sweden	10,354,402	42,210,918	–	52,565,320
Taiwan	–	22,711,146	–	22,711,146
United States	37,707,683	13,570,083	–	51,277,766
Vietnam	–	14,942,442	–	14,942,442
Other*	56,579,598	–	–	56,579,598
Total	$245,498,601	$636,911,452	$1	$882,410,054

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak International Stalwarts Fund
Common Stocks
Australia	$–	$18,719,202	$–	$18,719,202
Belgium	–	49,196,081	–	49,196,081
Britain	82,314,929	287,394,612	–	369,709,541
China	–	187,348,302	–	187,348,302
Finland	–	6,715,465	–	6,715,465
France	–	102,378,841	–	102,378,841
Germany	18,369,649	67,229,004	–	85,598,653
Hong Kong	–	34,608,964	–	34,608,964
India	76,107,571	107,318,678	–	183,426,249
Indonesia	–	9,450,888	–	9,450,888
Italy	–	11,907,824	–	11,907,824
Japan	–	196,623,555	–	196,623,555
Netherlands	–	37,710,495	–	37,710,495
Norway	–	15,946,586	–	15,946,586
Philippines	–	13,565,945	–	13,565,945
South Korea	–	11,239,027	–	11,239,027
Sweden	10,871,307	64,328,698	–	75,200,005
Switzerland	–	25,003,563	–	25,003,563
Taiwan	–	28,616,462	–	28,616,462
United States	179,980,942	21,507,391	–	201,488,333
Vietnam	–	19,056,760	–	19,056,760
Other*	181,925,457	–	–	181,925,457
Total	$549,569,855	$1,315,866,343	$–	$1,865,436,198

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Grandeur Peak US Stalwarts Fund
Common Stocks
Hong Kong	$–	$2,326,514	$–	$2,326,514
United States	128,904,439	1,496,604	700,000	131,101,043
Other*	16,418,324	–	–	16,418,324
Preferred Stocks*	–	–	626,088	626,088
Total	$145,322,763	$3,823,118	$1,326,088	$150,471,969

*	For a detailed country breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Grandeur Peak Global Opportunities Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2021	$1	$4,252,160	$4,252,161
Accrued discount/ premium	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	-	$(2,329,024)	$(2,329,024)
Purchases	-	-	-
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2022	$1	$1,923,136	$1,923,137
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at January 31, 2021	$-	$(2,329,024)	$(2,329,024)

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Grandeur Peak Global Reach Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2021	$1,000,001	$2,016,652	$3,016,653
Accrued discount/ premium	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	$-	(1,104,424)	$(1,104,424)
Purchases	$-	979,976	$979,976
Sales Proceeds	$-	(1)	$(2)
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2022	$1,000,001	$1,892,203	$2,892,204
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at January 31, 2022	$-	$(1,104,424)	$(1,104,424)

Grandeur Peak Global Stalwarts Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2021	$1,300,000	$1,067,528	$2,367,528
Accrued discount/ premium	-	-	-
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/(Depreciation)	$-	(584,538)	$(584,538)
Purchases	$-	1,143,988	$1,143,988
Sales Proceeds	-	-	-
Transfer into Level 3	-	-	-
Transfer out of Level 3	-	-	-
Balance as of January 31, 2022	$1,300,000	$1,626,978	$2,926,978
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at January 31, 2022	$-	$(584,538)	$(584,538)

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

Grandeur Peak International Opportunities Fund	Common Stock	Total
Balance as of April 30, 2021	$1	$1
Accrued discount/ premium	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	-	-
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of January 31, 2022	$1	$1
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at January 31, 2022	$-	$-

Grandeur Peak US Stalwarts Fund	Common Stock	Preferred Stocks	Total
Balance as of April 30, 2021	$700,000	$-	$700,000
Accrued discount/ premium	-	-	$-
Realized Gain/(Loss)	-	-	$-
Change in Unrealized Appreciation/(Depreciation)	-	96	$96
Purchases	-	625,992	$625,992
Sales Proceeds	-	-	$-
Transfer into Level 3	-	-	$-
Transfer out of Level 3	-	-	$-
Balance as of January 31, 2022	$700,000	$626,088	$1,326,088
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at January 31, 2022	$-		$-

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

The table below provides additional information about the Level 3 Fair Value Measurements as of January 31, 2022:

Quantitative Information about Level 3 Fair Value Measurements

Grandeur Peak Global Opportunities Fund

Asset Class	Fair Value (USD) at 01/31/2022	Valuation Technique	Unobservable Inputs(a)	Value/Range
Preferred Stock	$1,923,136	Market Approach	Enterprise Value-to-Sales Multiple	11.28x

Grandeur Peak Global Reach Fund

Asset Class	Fair Value (USD) at 01/31/2022	Valuation Technique	Unobservable Inputs(a)	Value/Range
Private Investment Fund	$1,000,000	Cost/Third-Party Valuation	Third-party Valuation	Cost
Preferred Stock	912,077	Market Approach	Enterprise Value-to-Sales Multiple	11.28x
Preferred Stock	980,126	Market Approach	Enterprise Value-to-Sales Multiple	14.8x

Grandeur Peak Global Stalwarts Fund

Asset Class	Fair Value (USD) at 01/31/2022	Valuation Technique	Unobservable Inputs(a)	Value/Range
Private Investment Fund	$1,300,000	Cost/Third-Party Valuation	Third-party Valuation	Cost
Preferred Stock	482,814	Market Approach	Enterprise Value-to-Sales Multiple	11.28x
Preferred Stock	1,144,164	Market Approach	Enterprise Value-to-Sales Multiple	14.8x

Grandeur Peak US Stalwarts Fund

Asset Class	Fair Value (USD) at 01/31/2022	Valuation Technique	Unobservable Inputs(a)	Value/Range
Private Investment Fund	$700,000	Cost/Third-Party Valuation	Third-party Valuation	Cost
Preferred Stock	$626,088	Market Approach	Enterprise Value-to-Sales Multiple	14.8x

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Enterprise Value-to-Sales Multiple	Increase	Decrease
Third-Party Valuation	Increase	Decrease

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Short Sales: The Funds may make short sales of securities consistent with their strategies. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

Grandeur Peak Funds®	Notes to Quarterly Portfolio of Investments

January 31, 2022 (Unaudited)

If the price of the security sold short increases between the time of the short sale and the time that a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that a Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets determined to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short, or will ensure that such positions are covered by “offsetting” positions, until the Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent a Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable

U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service.

The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.